UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: January 31, 2022

Date of reporting period: July 31, 2021

Item 1.	Reports to Stockholders.

July 31, 2021

SEMI-ANNUAL REPORT

SEI Daily Income Trust

Government Fund
Government II Fund
Treasury II Fund
Ultra Short Duration Bond Fund
Short-Duration Government Fund
GNMA Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

Government Fund

† Percentages are based on total investments.

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 27.9%
U.S. Treasury Bills (A)
0.025%, 08/10/2021	$32,685	$32,685
0.045%, 08/19/2021	163,680	163,676
0.045%, 08/31/2021	378,995	378,981
0.050%, 09/30/2021	288,700	288,677
0.030%, 10/05/2021	346,135	346,116
0.035%, 10/19/2021	137,207	137,196
0.050%, 10/28/2021	125,000	124,985
0.050%, 11/02/2021	34,508	34,504
0.135%, 11/04/2021	43,269	43,253
0.035%, 11/12/2021	54,725	54,719
0.110%, 12/02/2021	92,605	92,570
0.040%, 12/09/2021	146,345	146,324
0.040%, 12/16/2021	162,223	162,198
0.057%, 12/23/2021	21,455	21,450
0.050%, 01/13/2022	77,330	77,312
0.090%, 01/27/2022	130,429	130,370
U.S. Treasury Notes
2.500%, 02/15/2022	1,955	1,980
1.750%, 02/28/2022	2,035	2,055
0.375%, 03/31/2022	2,035	2,039
2.125%, 05/15/2022	15,345	15,593
1.875%, 05/31/2022	24,300	24,662
1.750%, 05/31/2022	40,600	41,162
0.125%, 05/31/2022	113,975	114,017
1.750%, 06/15/2022	1,710	1,735
0.125%, 06/30/2022	6,820	6,823
0.105%, VAR US Treasury 3 Month Bill Money Market Yield+0.055%, 07/31/2022	9,016	9,016
0.099%, VAR US Treasury 3 Month Bill Money Market Yield+0.049%, 01/31/2023	170,000	170,012

Total U.S. Treasury Obligations (Cost $2,624,110) ($ Thousands)		2,624,110

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.4%
FFCB
0.232%, VAR ICE LIBOR USD 1 Month+0.130%, 10/08/2021	5,260	5,260
0.210%, VAR ICE LIBOR USD 1 Month+0.110%, 11/12/2021	7,785	7,785
0.240%, VAR United States Secured Overnight Financing Rate+0.190%, 11/18/2021	12,825	12,825

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
0.200%, VAR US Treasury 3 Month Bill Money Market Yield+0.150%, 12/13/2021	$17,765	$17,759
0.092%, VAR ICE LIBOR USD 1 Month+0.005%, 12/28/2021	21,965	21,964
0.090%, 12/29/2021	2,735	2,735
0.230%, VAR United States Secured Overnight Financing Rate+0.180%, 01/14/2022	29,165	29,165
0.450%, VAR United States Secured Overnight Financing Rate+0.400%, 04/01/2022	50,000	50,000
0.100%, VAR United States Secured Overnight Financing Rate+0.050%, 05/05/2022	45,000	44,998
0.090%, VAR United States Secured Overnight Financing Rate+0.040%, 07/11/2022	44,820	44,829
0.280%, VAR US Federal Funds Effective Rate+0.180%, 07/20/2022	102,845	102,835
0.145%, VAR United States Secured Overnight Financing Rate+0.095%, 09/02/2022	25,560	25,560
0.095%, VAR United States Secured Overnight Financing Rate+0.045%, 09/08/2022	45,205	45,213
0.110%, VAR United States Secured Overnight Financing Rate+0.060%, 10/21/2022	61,265	61,265
0.075%, VAR United States Secured Overnight Financing Rate+0.025%, 01/12/2023	80,110	80,104
0.110%, VAR United States Secured Overnight Financing Rate+0.060%, 01/13/2023	17,055	17,055
0.110%, VAR United States Secured Overnight Financing Rate+0.060%, 01/20/2023	28,830	28,830
0.105%, VAR United States Secured Overnight Financing Rate+0.055%, 02/09/2023	50,000	50,000
0.100%, VAR United States Secured Overnight Financing Rate+0.050%, 02/17/2023	35,350	35,350
FFCB DN (A)
0.100%, 08/26/2021	70,000	69,995
0.100%, 10/28/2021	9,805	9,803
0.080%, 11/16/2021	60,925	60,910
0.100%, 12/02/2021	20,575	20,568

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

Government Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLB
0.135%, VAR United States Secured Overnight Financing Rate+0.085%, 09/10/2021	$44,170	$44,170
0.040%, 10/15/2021	17,295	17,295
0.050%, 11/12/2021	25,000	25,000
0.045%, 11/30/2021	82,880	82,879
0.090%, 12/09/2021	2,110	2,110
0.050%, 12/23/2021	21,110	21,110
0.170%, VAR United States Secured Overnight Financing Rate+0.120%, 02/28/2022	41,190	41,190
0.060%, VAR United States Secured Overnight Financing Rate+0.010%, 03/28/2022	6,210	6,210
0.060%, 03/29/2022	23,235	23,233
0.060%, VAR United States Secured Overnight Financing Rate+0.010%, 03/30/2022	10,380	10,380
0.115%, VAR United States Secured Overnight Financing Rate+0.065%, 04/28/2022	13,950	13,950
0.065%, VAR United States Secured Overnight Financing Rate+0.015%, 12/16/2022	90,905	90,905
FHLB DN (A)
0.010%, 08/04/2021	96,825	96,825
0.889%, 08/11/2021	29,700	29,700
0.043%, 09/08/2021	54,260	54,257
0.983%, 09/15/2021	85,000	84,996
0.048%, 09/17/2021	118,765	118,758
0.045%, 09/23/2021	41,555	41,552
0.045%, 09/29/2021	121,915	121,906
0.037%, 10/06/2021	25,000	24,998
0.050%, 11/05/2021	27,315	27,311
0.034%, 11/10/2021	4,785	4,785
0.049%, 12/22/2021	11,085	11,083
FHLMC MTN
1.125%, 08/12/2021	14,575	14,579
0.370%, VAR United States Secured Overnight Financing Rate+0.320%, 09/23/2021	111,310	111,310
0.230%, VAR United States Secured Overnight Financing Rate+0.180%, 12/13/2021	36,750	36,750
0.240%, VAR United States Secured Overnight Financing Rate+0.190%, 05/11/2022	40,000	40,000
0.115%, VAR United States Secured Overnight Financing Rate+0.065%, 11/10/2022	25,815	25,815

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA
0.340%, VAR United States Secured Overnight Financing Rate+0.290%, 10/04/2021	$40,000	$40,000
0.250%, VAR United States Secured Overnight Financing Rate+0.200%, 12/16/2021	40,000	40,000
0.400%, VAR United States Secured Overnight Financing Rate+0.350%, 04/07/2022	59,220	59,220
0.440%, VAR United States Secured Overnight Financing Rate+0.390%, 04/15/2022	30,710	30,710
0.170%, VAR United States Secured Overnight Financing Rate+0.120%, 07/29/2022	51,130	51,130

Total U.S. Government Agency Obligations (Cost $2,288,925) ($ Thousands)		2,288,925

REPURCHASE AGREEMENTS(B) — 35.4%
Barclays Bank 0.050%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $450,001,875 (collateralized by U.S. Treasury Obligations, ranging in par value $108,123,100 - $213,696,900, 0.050% - 2.375%, 10/31/2027 -05/15/2051, with a total market value of $459,000,059)	450,000	450,000
BNP Paribas 0.050%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $750,003,125 (collateralized by U.S. Treasury Obligations, ranging in par value $0.01 - $218,547,500, 0.000% - 4.375%, 08/24/2021 - 11/15/2048, with a total market value of $765,000,076)	750,000	750,000
BOFA Securities 0.050%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $250,001,042 (collateralized by GNMA securities, ranging in par value $138,527,030 - $381,189,597, 2.000% - 3.500%, 03/20/2047 - 02/20/2051, with a total market value of $255,000,001)	250,000	250,000

2	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS(B) (continued)
Citigroup Global Markets 0.050%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $500,002,084 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $113,554,500, 0.084% - 2.625%, 03/31/2023 - 11/15/2049, with a total market value of $510,000,091)	$500,000	$500,000
Citigroup Global Markets 0.060%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $20,000,100 (collateralized by GNMA securities and U.S. Treasury Obligations, ranging in par value $1,000 - $12,839,800, 2.375% - 3.500%, 05/15/2051 - 05/20/2051, with a total market value of $20,400,103)	20,000	20,000
Goldman Sachs 0.055%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $500,002,292 (collateralized by GNMA securities, ranging in par value $14,689 - $298,065,408, 1.500% - 5.500%, 05/15/2034 - 01/20/2051, with a total market value of $510,000,000)	500,000	500,000
Goldman Sachs 0.050%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $52,000,217 (collateralized by U.S. Treasury Obligations, ranging in par value $5,000 - $28,816,200, 0.000% - 2.625%, 11/18/2021 - 04/30/2027, with a total market value of $53,040,065)	52,000	52,000
JPMorgan Securities 0.050%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $156,000,650 (collateralized by U.S. Treasury Obligations, ranging in par value $3,857,600 - $151,128,000, 0.000% - 1.500%, 8/19/2021 - 3/31/2023, with a total market value of $159,120,093)	156,000	156,000
Mizuho Securities 0.055%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $15,000,069 (collateralized by U.S. Treasury Obligations, ranging in par value $500,000 - $12,151,300, 2.250% - 3.000%, 11/15/2044 - 08/15/2046, with a total market value of $15,300,054)	15,000	15,000

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS(B) (continued)
MUFG Securities Americas 0.050%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $50,000,208 (collateralized by U.S. Treasury Obligations, ranging in par value $19,436,300 - $30,005,100, 0.125% - 1.750%, 9/30/2022 -11/15/2029, with a total market value of $51,000,016)	$50,000	$50,000
Natixis 0.050%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $250,001,042 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $69,559,500, 0.000% - 3.875%, 9/9/2021 - 8/15/2050, with a total market value of $255,000,101)	250,000	250,000
TD Securities 0.050%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $73,000,304 (collateralized by U.S. Treasury Obligations, ranging in par value $75,241,100, 0.075%, 01/31/2028, with a total market value of $74,460,043)	73,000	73,000
TD Securities 0.055%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $15,000,069 (collateralized by U.S. Treasury Obligations, ranging in par value $14,331,800, 2.000%, 11/15/2026, with a total market value of $15,300,106)	15,000	15,000
The Bank of Nova Scotia 0.050%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $250,001,042 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $73,696,100, 0.000% - 3.625%, 8/31/2021 - 8/15/2050, with a total market value of $255,001,161)	250,000	250,000

Total Repurchase Agreements (Cost $3,331,000) ($ Thousands)		3,331,000

Total Investments — 87.7% (Cost $8,244,035) ($ Thousands)		$8,244,035

Percentages are based on a Net Assets of $9,395,992 ($Thousands).

(A) The rate reported is the effective yield at time of purchase.

(B) Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

Government Fund (Concluded)

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

MTN — Medium Term Note

USD — U.S. Dollar

VAR – Variable Rate

As of July 31, 2021, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

Government II Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Value ($Thousands)

U.S. TREASURY OBLIGATIONS — 65.5%
U.S. Treasury Bills (A)
0.047%, 08/03/2021	$96,000	$96,000
0.044%, 08/05/2021	236,295	236,294
0.025%, 08/10/2021	51,000	50,999
0.025%, 08/12/2021	78,290	78,289
0.040%, 08/17/2021	101,685	101,683
0.045%, 08/19/2021	37,000	36,999
0.045%, 08/24/2021	296,000	295,991
0.045%, 08/31/2021	75,345	75,342
0.046%, 09/09/2021	6,000	6,000
0.040%, 09/14/2021	6,000	6,000
0.050%, 09/30/2021	43,855	43,851
0.030%, 10/05/2021	97,710	97,705
0.050%, 10/07/2021	50,000	49,995
0.035%, 10/19/2021	4,825	4,825
0.050%, 11/02/2021	9,143	9,142
0.035%, 11/12/2021	121,695	121,683
0.050%, 11/23/2021	25,000	24,996
0.040%, 12/09/2021	41,451	41,445
0.040%, 12/16/2021	44,961	44,954
0.057%, 12/23/2021	5,840	5,839
0.090%, 01/27/2022	35,442	35,426
U.S. Treasury Notes
0.350%, VAR US Treasury 3 Month Bill Money Market Yield+0.300%, 10/31/2021	14,425	14,427
2.500%, 02/15/2022	635	643
1.750%, 02/28/2022	645	651
0.375%, 03/31/2022	645	646
0.164%, VAR US Treasury 3 Month Bill Money Market Yield+0.114%, 04/30/2022	40,000	40,000
2.125%, 05/15/2022	4,325	4,395
1.750%, 06/15/2022	480	487
0.125%, 06/30/2022	1,925	1,926
0.105%, VAR US Treasury 3 Month Bill Money Market Yield+0.055%, 07/31/2022	29,508	29,508
0.099%, VAR US Treasury 3 Month Bill Money Market Yield+0.049%, 01/31/2023	46,000	46,004

Total U.S. Treasury Obligations (Cost $1,602,145) ($ Thousands)		1,602,145

Description	Face Amount (Thousands)	Value ($Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 34.0%
FFCB
0.240%, VAR United States Secured Overnight Financing Rate+0.190%, 11/18/2021	$4,015	$4,015
0.230%, VAR United States Secured Overnight Financing Rate+0.180%, 01/14/2022	8,755	8,755
0.170%, VAR US Treasury 3 Month Bill Money Market Yield+0.120%, 05/02/2022	3,660	3,660
0.250%, VAR United States Secured Overnight Financing Rate+0.200%, 06/23/2022	13,155	13,155
0.090%, VAR United States Secured Overnight Financing Rate+0.040%, 07/11/2022	14,430	14,433
0.280%, VAR US Federal Funds Effective Rate+0.180%, 07/20/2022	30,050	30,047
0.145%, VAR United States Secured Overnight Financing Rate+0.095%, 09/02/2022	4,000	4,000
0.095%, VAR United States Secured Overnight Financing Rate+0.045%, 09/08/2022	14,680	14,683
0.110%, VAR United States Secured Overnight Financing Rate+0.060%, 10/21/2022	17,245	17,245
0.125%, VAR United States Secured Overnight Financing Rate+0.075%, 11/03/2022	11,660	11,660
0.075%, VAR United States Secured Overnight Financing Rate+0.025%, 01/12/2023	21,275	21,273
0.110%, VAR United States Secured Overnight Financing Rate+0.060%, 01/13/2023	5,090	5,090
0.110%, VAR United States Secured Overnight Financing Rate+0.060%, 01/20/2023	8,370	8,370
0.100%, VAR United States Secured Overnight Financing Rate+0.050%, 02/17/2023	10,010	10,010
FFCB DN (A)
0.120%, 09/17/2021	9,215	9,213
0.130%, 10/26/2021	10,590	10,587
0.080%, 12/28/2021	2,845	2,844
0.080%, 01/19/2022	7,580	7,577
0.080%, 01/28/2022	6,630	6,628
0.080%, 11/16/2021	15,915	15,911
0.100%, 12/02/2021	5,790	5,788

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

Government II Fund (Concluded)

Description	Face Amount (Thousands)	Value ($Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLB
0.170%, VAR United States Secured Overnight Financing Rate+0.120%, 10/13/2021	$30,000	$30,000
0.045%, 11/30/2021	22,275	22,275
0.050%, 12/23/2021	5,930	5,930
0.170%, VAR United States Secured Overnight Financing Rate+0.120%, 02/28/2022	12,925	12,925
0.060%, VAR United States Secured Overnight Financing Rate+0.010%, 03/28/2022	1,650	1,650
0.060%, 03/29/2022	6,495	6,494
0.060%, VAR United States Secured Overnight Financing Rate+0.010%, 03/30/2022	2,815	2,815
0.065%, VAR United States Secured Overnight Financing Rate+0.015%, 04/12/2022	3,880	3,880
0.115%, VAR United States Secured Overnight Financing Rate+0.065%, 04/28/2022	3,825	3,825
0.115%, VAR United States Secured Overnight Financing Rate+0.065%, 11/10/2022	8,255	8,255
0.065%, VAR United States Secured Overnight Financing Rate+0.015%, 12/16/2022	25,600	25,600
FHLB DN (A)
0.010%, 08/04/2021	24,645	24,645
0.946%, 08/11/2021	132,205	132,204
0.040%, 08/13/2021	75,000	74,999
0.043%, 09/08/2021	4,240	4,240
0.040%, 09/15/2021	109,520	109,515
0.914%, 09/22/2021	43,850	43,847
0.045%, 09/23/2021	11,705	11,704
0.039%, 09/24/2021	62,060	62,056
0.010%, 11/01/2021	11,015	11,014
0.050%, 11/05/2021	7,335	7,334

Total U.S. Government Agency Obligations (Cost $830,151) ($ Thousands)		830,151

Total Investments — 99.5% (Cost $2,432,296) ($ Thousands)		$2,432,296

Percentages are based on a Net Assets of $2,444,085 ($Thousands).

(A)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

USD — U.S. Dollar

VAR – Variable Rate

As of July 31, 2021, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

Treasury II Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 104.1%
U.S. Treasury Bills (A)
0.047%, 08/03/2021	$17,000	$17,000
0.044%, 08/05/2021	33,190	33,190
0.025%, 08/10/2021	1,285	1,285
0.025%, 08/12/2021	39,960	39,960
0.040%, 08/17/2021	29,765	29,764
0.045%, 08/19/2021	8,000	8,000
0.045%, 08/24/2021	4,000	4,000
0.045%, 08/26/2021	20,053	20,053
0.045%, 09/07/2021	16,871	16,870
0.040%, 09/14/2021	4,000	4,000
0.045%, 09/23/2021	16,773	16,772
0.030%, 09/28/2021	25,000	24,998
0.050%, 09/30/2021	20,050	20,048
0.030%, 10/05/2021	13,850	13,849
0.050%, 10/07/2021	21,000	20,998
0.035%, 10/19/2021	4,941	4,941
0.048%, 10/26/2021	20,000	19,998
0.135%, 11/04/2021	3,074	3,073
0.035%, 11/12/2021	5,545	5,544
0.040%, 12/09/2021	5,821	5,820
0.057%, 12/23/2021	865	865
0.090%, 01/27/2022	4,358	4,356
U.S. Treasury Notes
0.350%, VAR US Treasury 3 Month Bill Money Market Yield+0.300%, 10/31/2021	7,000	7,002
0.204%, VAR US Treasury 3 Month Bill Money Market Yield+0.154%, 01/31/2022	3,880	3,880
2.500%, 02/15/2022	80	81
1.750%, 02/28/2022	80	81
0.375%, 03/31/2022	80	80
0.164%, VAR US Treasury 3 Month Bill Money Market Yield+0.114%, 04/30/2022	13,000	13,001
2.125%, 05/15/2022	600	610
1.750%, 05/31/2022	1,500	1,521
0.125%, 05/31/2022	1,770	1,771
1.750%, 06/15/2022	100	102
0.125%, 06/30/2022	265	265
0.105%, VAR US Treasury 3 Month Bill Money Market Yield+0.055%, 07/31/2022	3,934	3,934
0.105%, VAR US Treasury 3 Month Bill Money Market Yield+0.055%, 10/31/2022	7,500	7,500

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.099%, VAR US Treasury 3 Month Bill Money Market Yield+0.049%, 01/31/2023	$3,000	$3,000
0.084%, VAR US Treasury 3 Month Bill Money Market Yield+0.034%, 04/30/2023	3,100	3,100
0.079%, VAR US Treasury 3 Month Bill Money Market Yield+0.029%, 07/31/2023	1,535	1,535

Total U.S. Treasury Obligations (Cost $362,847) ($ Thousands)		362,847

Total Investments — 104.1% (Cost $362,847) ($ Thousands)		$362,847

Percentages are based on a Net Assets of $348,635 ($Thousands).

(A)	The rate reported is the effective yield at time of purchase.

VAR – Variable Rate

As of July 31, 2021, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

Ultra Short Duration Bond Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 41.6%

Communication Services — 1.9%
AT&T
0.690%, VAR United States Secured Overnight Financing Rate+0.640%, 03/25/2024	$1,470	$1,473
Fox
3.666%, 01/25/2022	85	86
NTT Finance
0.373%, 03/03/2023 (A)	1,900	1,901
Sky
3.125%, 11/26/2022 (A)	350	363
Verizon Communications
0.840%, VAR United States Secured Overnight Financing Rate+0.790%, 03/20/2026	500	509
0.550%, VAR United States Secured Overnight Financing Rate+0.500%, 03/22/2024	1,970	1,983

		6,315

Consumer Discretionary — 3.6%
7-Eleven
0.625%, 02/10/2023 (A)	2,580	2,581
BMW US Capital LLC
0.580%, VAR United States Secured Overnight Financing Rate+0.530%, 04/01/2024 (A)	965	973
Daimler Finance North America LLC
3.750%, 11/05/2021 (A)	475	479
2.550%, 08/15/2022 (A)	1,610	1,645
2.200%, 10/30/2021 (A)	300	301
General Motors Financial
4.250%, 05/15/2023	525	558
3.550%, 07/08/2022	225	231
3.450%, 04/10/2022	400	406
0.804%, VAR United States Secured Overnight Financing Rate+0.760%, 03/08/2024	500	504

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Howard University
2.801%, 10/01/2023	$380	$396
2.638%, 10/01/2021	160	161
Hyundai Capital America MTN
0.800%, 04/03/2023 (A)	450	450
Lennar
4.750%, 11/15/2022	700	729
Nordstrom
2.300%, 04/08/2024	210	211
Toyota Motor Credit MTN
0.380%, VAR United States Secured Overnight Financing Rate+0.330%, 01/11/2024	400	401
VF
2.050%, 04/23/2022	375	380
Volkswagen Group of America Finance LLC
2.900%, 05/13/2022 (A)	450	459
2.700%, 09/26/2022 (A)	325	334
1.108%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (A)	750	752

		11,951

Consumer Staples — 1.2%
Campbell Soup
2.500%, 08/02/2022	874	892
Coca-Cola Europacific Partners PLC
0.500%, 05/05/2023 (A)	975	975
Keurig Dr Pepper
0.750%, 03/15/2024	1,510	1,512
Mondelez International
0.625%, 07/01/2022	400	402

		3,781

Energy — 2.3%
Diamondback Energy
0.900%, 03/24/2023	750	750
El Paso Natural Gas LLC
8.625%, 01/15/2022	218	226
Enbridge
0.435%, VAR United States Secured Overnight Financing Rate+0.400%, 02/17/2023	845	847
MPLX
1.223%, VAR ICE LIBOR USD 3 Month+1.100%, 09/09/2022	1,035	1,036
Phillips 66
3.700%, 04/06/2023	285	300
Pioneer Natural Resources
0.750%, 01/15/2024	1,515	1,515
0.550%, 05/15/2023	705	706
Saudi Arabian Oil
1.250%, 11/24/2023 (A)	200	202

8	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Saudi Arabian Oil MTN
2.750%, 04/16/2022 (A)	$1,580	$1,605
Southern Natural Gas LLC
0.625%, 04/28/2023 (A)	285	285
Valero Energy
2.700%, 04/15/2023	225	233

		7,705

Financials — 20.5%
ABN AMRO Bank MTN
0.709%, VAR ICE LIBOR USD 3 Month+0.570%, 08/27/2021 (A)	750	750
AIG Global Funding
0.800%, 07/07/2023 (A)	315	318
American Honda Finance MTN
0.875%, 07/07/2023	300	303
Aon
2.200%, 11/15/2022	140	143
Athene Global Funding
0.739%, VAR United States Secured Overnight Financing Rate+0.700%, 05/24/2024 (A)	825	829
Bank of America
0.740%, VAR United States Secured Overnight Financing Rate+0.690%, 04/22/2025	650	656
Bank of America MTN
1.486%, VAR United States Secured Overnight Financing Rate+1.460%, 05/19/2024	300	305
0.536%, VAR BSBY3M+0.430%, 05/28/2024	575	576
Bank of Montreal
0.394%, VAR United States Secured Overnight Financing Rate+0.350%, 12/08/2023	600	602
Bank of Montreal MTN
0.726%, VAR United States Secured Overnight Financing Rate+0.680%, 03/10/2023	1,340	1,351
0.372%, VAR United States Secured Overnight Financing Rate+0.320%, 07/09/2024	325	325
Bank of New York Mellon MTN
0.310%, VAR United States Secured Overnight Financing Rate+0.260%, 04/26/2024	325	326
Bank of Nova Scotia
0.598%, VAR United States Secured Overnight Financing Rate+0.550%, 09/15/2023	1,545	1,557

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.430%, VAR United States Secured Overnight Financing Rate+0.380%, 07/31/2024	$650	$650
0.330%, VAR United States Secured Overnight Financing Rate+0.280%, 06/23/2023	325	325
Barclays Bank PLC
1.700%, 05/12/2022	225	227
BPCE MTN
3.000%, 05/22/2022 (A)	975	996
Brighthouse Financial Global Funding MTN
0.810%, VAR United States Secured Overnight Financing Rate+0.760%, 04/12/2024 (A)	445	450
Canadian Imperial Bank of Commerce
0.850%, VAR United States Secured Overnight Financing Rate+0.800%, 03/17/2023	500	505
0.447%, VAR United States Secured Overnight Financing Rate+0.400%, 12/14/2023	2,210	2,212
Capital One
2.150%, 09/06/2022	250	255
Capital One Bank USA
2.014%, VAR United States Secured Overnight Financing Rate+0.616%, 01/27/2023	400	403
Charles Schwab
0.550%, VAR United States Secured Overnight Financing Rate+0.500%, 03/18/2024	400	403
Citigroup
4.500%, 01/14/2022	800	815
2.312%, VAR United States Secured Overnight Financing Rate+0.867%, 11/04/2022	650	653
0.920%, VAR United States Secured Overnight Financing Rate+0.870%, 11/04/2022	1,720	1,723
0.719%, VAR United States Secured Overnight Financing Rate+0.669%, 05/01/2025	250	251
Citizens Bank
0.874%, VAR ICE LIBOR USD 3 Month+0.720%, 02/14/2022	550	552
CNA Financial
7.250%, 11/15/2023	200	230
Credit Suisse NY
0.500%, VAR United States Secured Overnight Financing Rate+0.450%, 02/04/2022	625	626

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.440%, VAR United States Secured Overnight Financing Rate+0.390%, 02/02/2024	$2,280	$2,281
DAE Funding LLC
5.250%, 11/15/2021 (A)	575	580
Danske Bank
5.000%, 01/12/2022 (A)	570	581
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (A)	525	526
2.000%, 09/08/2021 (A)	400	401
Deutsche Bank NY
4.250%, 10/14/2021	650	655
Equitable Financial Life Global Funding
0.440%, VAR United States Secured Overnight Financing Rate+0.390%, 04/06/2023 (A)	575	577
European Investment Bank
0.334%, VAR United States Secured Overnight Financing Rate+0.290%, 06/10/2022 (A)	2,050	2,054
Fifth Third Bank MTN
1.800%, 01/30/2023	250	256
Ford Motor Credit LLC
1.416%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	350	349
Goldman Sachs Group
5.750%, 01/24/2022	2,275	2,334
0.627%, VAR United States Secured Overnight Financing Rate+0.538%, 11/17/2023	425	425
0.547%, VAR United States Secured Overnight Financing Rate+0.500%, 09/10/2024	250	250
0.474%, VAR United States Secured Overnight Financing Rate+0.430%, 03/08/2023	425	425
0.460%, VAR United States Secured Overnight Financing Rate+0.410%, 01/27/2023	575	575
HSBC Bank Canada
3.300%, 11/28/2021 (A)	500	505
0.950%, 05/14/2023 (A)	1,205	1,218
ING Groep
1.296%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	400	403
Inter-American Development Bank
0.307%, VAR United States Secured Overnight Financing Rate+0.260%, 09/16/2022	2,455	2,460
Intercontinental Exchange
0.769%, VAR ICE LIBOR USD 3 Month+0.650%, 06/15/2023	2,230	2,231

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Bank for Reconstruction & Development MTN
0.180%, VAR United States Secured Overnight Financing Rate+0.130%, 01/13/2023	$410	$410
JPMorgan Chase
0.935%, VAR United States Secured Overnight Financing Rate+0.885%, 04/22/2027	650	659
0.630%, VAR United States Secured Overnight Financing Rate+0.580%, 06/23/2025	325	326
0.629%, VAR United States Secured Overnight Financing Rate+0.580%, 03/16/2024	1,990	2,003
0.578%, VAR United States Secured Overnight Financing Rate+0.535%, 06/01/2025	400	401
KeyBank
0.786%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2022	800	803
0.390%, VAR United States Secured Overnight Financing Rate+0.340%, 01/03/2024	575	576
0.370%, VAR United States Secured Overnight Financing Rate+0.320%, 06/14/2024	400	401
Macquarie Bank MTN
0.441%, 12/16/2022 (A)	325	326
MassMutual Global Funding II
0.410%, VAR United States Secured Overnight Financing Rate+0.360%, 04/12/2024 (A)	400	401
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)	448	453
Metropolitan Life Global Funding I MTN
0.620%, VAR United States Secured Overnight Financing Rate+0.570%, 01/13/2023 (A)	550	554
Mitsubishi UFJ Financial Group
1.179%, VAR ICE LIBOR USD 3 Month+1.060%, 09/13/2021	405	405
Mizuho Financial Group
0.777%, VAR ICE LIBOR USD 3 Month+0.630%, 05/25/2024	775	779
Morgan Stanley
0.731%, VAR United States Secured Overnight Financing Rate+0.616%, 04/05/2024	250	251
Morgan Stanley MTN
4.875%, 11/01/2022	625	659
2.750%, 05/19/2022	1,145	1,168

10	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.750%, VAR United States Secured Overnight Financing Rate+0.700%, 01/20/2023	$775	$777
MUFG Union Bank
0.731%, VAR ICE LIBOR USD 3 Month+0.600%, 03/07/2022	950	953
Nasdaq
0.445%, 12/21/2022	250	250
National Bank of Canada
0.900%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.770%, 08/15/2023	475	477
Nationwide Building Society
2.000%, 01/27/2023 (A)	375	385
0.550%, 01/22/2024 (A)	400	400
Natwest Group PLC
6.000%, 12/19/2023	450	503
NatWest Markets PLC
0.564%, VAR United States Secured Overnight Financing Rate+0.530%, 08/12/2024 (A)	490	491
Nordea Bank Abp
1.000%, 06/09/2023 (A)	300	304
Pacific Life Global Funding II
0.500%, 09/23/2023 (A)	400	402
PNC Bank
1.743%, VAR ICE LIBOR USD 3 Month+0.323%, 02/24/2023	550	554
0.475%, VAR ICE LIBOR USD 3 Month+0.325%, 02/24/2023	1,600	1,602
Principal Life Global Funding II
0.500%, VAR United States Secured Overnight Financing Rate+0.450%, 04/12/2024 (A)	170	171
Protective Life Global Funding
1.082%, 06/09/2023 (A)	255	258
Royal Bank of Canada MTN
0.600%, VAR ICE LIBOR USD 3 Month+0.470%, 04/29/2022	1,175	1,179
0.500%, VAR United States Secured Overnight Financing Rate+0.450%, 10/26/2023	400	403
Skandinaviska Enskilda Banken
0.550%, 09/01/2023 (A)	250	251
Standard Chartered PLC
2.744%, VAR ICE LIBOR USD 3 Month+1.200%, 09/10/2022 (A)	530	531
State Street
2.825%, VAR United States Secured Overnight Financing Rate+2.690%, 03/30/2023	660	671
Toronto-Dominion Bank
2.100%, 07/15/2022 (A)	850	866

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Toronto-Dominion Bank MTN
0.530%, VAR United States Secured Overnight Financing Rate+0.480%, 01/27/2023	$1,160	$1,166
0.500%, VAR United States Secured Overnight Financing Rate+0.450%, 09/28/2023	400	402
0.399%, VAR United States Secured Overnight Financing Rate+0.355%, 03/04/2024	575	576
0.250%, 01/06/2023	1,210	1,210
Truist Financial MTN
0.446%, VAR United States Secured Overnight Financing Rate+0.400%, 06/09/2025	400	400
UBS
1.750%, 04/21/2022 (A)	750	758
0.361%, VAR United States Secured Overnight Financing Rate+0.320%, 06/01/2023 (A)	1,210	1,213
UBS MTN
0.391%, VAR United States Secured Overnight Financing Rate+0.360%, 02/09/2024 (A)	400	401
UniCredit MTN
6.572%, 01/14/2022 (A)	350	359
USAA Capital
1.500%, 05/01/2023 (A)	525	536

		67,427

Health Care — 2.9%
AbbVie
2.150%, 11/19/2021	1,000	1,006
0.610%, VAR ICE LIBOR USD 3 Month+0.460%, 11/19/2021	695	696
AmerisourceBergen
0.737%, 03/15/2023	450	451
Anthem
3.125%, 05/15/2022	650	665
2.950%, 12/01/2022	575	594
AstraZeneca PLC
0.300%, 05/26/2023	650	650
Bristol-Myers Squibb
3.250%, 02/20/2023	409	427
0.537%, 11/13/2023	425	425
Cigna
3.050%, 11/30/2022	350	362
0.613%, 03/15/2024	190	190
Gilead Sciences
0.275%, VAR ICE LIBOR USD 3 Month+0.150%, 09/17/2021	350	350
Humana
0.650%, 08/03/2023	1,700	1,700

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Illumina
0.550%, 03/23/2023	$400	$401
OhioHealth
1.119%, 11/15/2021	295	295
Royalty Pharma PLC
0.750%, 09/02/2023 (A)	700	703
Stryker
0.600%, 12/01/2023	230	230
Viatris
1.125%, 06/22/2022 (A)	450	453

		9,598

Industrials — 2.2%
Air Lease MTN
0.484%, VAR ICE LIBOR USD 3 Month+0.350%, 12/15/2022	500	500
Boeing
2.700%, 05/01/2022	325	331
2.300%, 08/01/2021	385	385
1.167%, 02/04/2023	475	477
Cargill
1.375%, 07/23/2023 (A)	300	306
Caterpillar Financial Services MTN
0.411%, VAR ICE LIBOR USD 3 Month+0.280%, 09/07/2021	800	800
DAE Funding LLC MTN
1.550%, 08/01/2024 (A)	450	450
Equifax
1.026%, VAR ICE LIBOR USD 3 Month+0.870%, 08/15/2021	460	460
Honeywell International
0.483%, 08/19/2022	865	865
Otis Worldwide
0.595%, VAR ICE LIBOR USD 3 Month+0.450%, 04/05/2023	1,995	1,995
Roper Technologies
0.450%, 08/15/2022	150	150
Siemens Financieringsmaatschappij
0.480%, VAR United States Secured Overnight Financing Rate+0.430%, 03/11/2024 (A)	575	579

		7,298

Information Technology — 1.9%
Fidelity National Information Services
0.375%, 03/01/2023	425	425
Hewlett Packard Enterprise
4.450%, 10/02/2023	250	270
0.858%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	375	375
Microchip Technology
0.972%, 02/15/2024 (A)	375	376

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Micron Technology
2.497%, 04/24/2023	$545	$561
NXP BV
3.875%, 09/01/2022 (A)	364	377
Oracle
2.500%, 05/15/2022	500	507
salesforce.com
0.625%, 07/15/2024	1,260	1,264
Skyworks Solutions
0.900%, 06/01/2023	105	105
SYNNEX
1.250%, 08/09/2024 (A)	650	650
VMware
1.000%, 08/15/2024	1,060	1,063
0.600%, 08/15/2023	400	401

		6,374

Materials — 0.3%
International Flavors & Fragrances
0.697%, 09/15/2022 (A)	215	215
LYB International Finance III LLC
1.145%, VAR ICE LIBOR USD 3 Month+1.000%, 10/01/2023	500	501
Martin Marietta Materials
0.650%, 07/15/2023	230	230

		946

Real Estate — 0.1%
Public Storage
0.520%, VAR United States Secured Overnight Financing Rate+0.470%, 04/23/2024	310	310

Utilities — 4.7%
American Electric Power
0.606%, VAR ICE LIBOR USD 3 Month+0.480%, 11/01/2023	1,060	1,061
Atmos Energy
0.625%, 03/09/2023	425	425
CenterPoint Energy
0.684%, VAR United States Secured Overnight Financing Rate+0.650%, 05/13/2024	325	326
CenterPoint Energy Resources
0.700%, 03/02/2023	1,055	1,055
0.631%, VAR ICE LIBOR USD 3 Month+0.500%, 03/02/2023	650	650
Dominion Energy
2.715%, 08/15/2021	130	130
2.450%, 01/15/2023 (A)	550	566
0.649%, VAR ICE LIBOR USD 3 Month+0.530%, 09/15/2023	1,445	1,446

12	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DTE Energy
0.550%, 11/01/2022	$475	$476
Duke Energy
0.296%, VAR United States Secured Overnight Financing Rate+0.250%, 06/10/2023	500	500
Mississippi Power
0.350%, VAR United States Secured Overnight Financing Rate+0.300%, 06/28/2024	350	350
NextEra Energy Capital Holdings
0.581%, VAR United States Secured Overnight Financing Rate+0.540%, 03/01/2023	1,350	1,357
0.420%, VAR ICE LIBOR USD 3 Month+0.270%, 02/22/2023	575	575
OGE Energy
0.703%, 05/26/2023	245	245
ONE Gas
0.735%, VAR ICE LIBOR USD 3 Month+0.610%, 03/11/2023	575	575
PPL Electric Utilities
0.396%, VAR ICE LIBOR USD 3 Month+0.250%, 09/28/2023	875	875
0.381%, VAR United States Secured Overnight Financing Rate+0.330%, 06/24/2024	465	465
Puget Energy
6.000%, 09/01/2021	467	469
Southern California Edison
0.880%, VAR United States Secured Overnight Financing Rate+0.830%, 04/01/2024	960	964
0.399%, VAR ICE LIBOR USD 3 Month+0.270%, 12/03/2021	1,485	1,486
Southern California Gas
0.469%, VAR ICE LIBOR USD 3 Month+0.350%, 09/14/2023	970	970
Virginia Electric and Power
3.450%, 09/01/2022	400	410

		15,376

Total Corporate Obligations (Cost $136,578) ($ Thousands)		137,081

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 29.8%

Automotive — 15.3%

American Credit Acceptance Receivables Trust, Ser 2018-2, Cl D
4.070%, 07/10/2024 (A)	$355	$361
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl A
0.530%, 03/13/2024 (A)	254	254
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl A
0.350%, 05/13/2024 (A)	431	431
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl B
0.610%, 03/13/2025 (A)	1,415	1,416
American Credit Acceptance Receivables Trust, Ser 2021-2, Cl A
0.370%, 10/15/2024 (A)	248	248
American Credit Acceptance Receivables Trust, Ser 2021-2, Cl B
0.680%, 05/13/2025 (A)	165	165
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl A
0.330%, 06/13/2025 (A)	175	175
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl B
0.660%, 02/13/2026 (A)	280	280
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/2028 (A)	593	597
ARI Fleet Lease Trust, Ser 2020-A, Cl A3
1.800%, 08/15/2028 (A)	750	764
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (A)	135	135
Canadian Pacer Auto Receivables Trust, Ser 2020-1A, Cl A2A
1.770%, 11/21/2022 (A)	109	110
CarMax Auto Owner Trust, Ser 2017-4, Cl A4
2.330%, 05/15/2023	378	380
CarMax Auto Owner Trust, Ser 2020-1, Cl A2
1.870%, 04/17/2023	113	114
Carvana Auto Receivables Trust, Ser 2021- N1, Cl A
0.700%, 01/10/2028	414	415
Carvana Auto Receivables Trust, Ser 2021- N2, Cl A1
0.320%, 03/10/2028	111	111
Carvana Auto Receivables Trust, Ser 2021- N2, Cl B
0.750%, 03/10/2028	220	220
Chesapeake Funding II LLC, Ser 2018-2A, Cl A1
3.230%, 08/15/2030 (A)	163	164

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC, Ser 2018-2A, Cl A2
0.463%, VAR ICE LIBOR USD 1 Month+0.370%, 08/15/2030 (A)	$305	$306
Chesapeake Funding II LLC, Ser 2018-3A, Cl A1
3.390%, 01/15/2031 (A)	140	143
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (A)	528	534
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
0.323%, VAR ICE LIBOR USD 1 Month+0.230%, 04/15/2033 (A)	268	268
CPS Auto Receivables Trust, Ser 2020-A, Cl A
2.090%, 05/15/2023 (A)	4	4
CPS Auto Receivables Trust, Ser 2020-C, Cl A
0.630%, 03/15/2024 (A)	157	157
CPS Auto Receivables Trust, Ser 2021-A, Cl A
0.350%, 01/16/2024 (A)	688	688
CPS Auto Receivables Trust, Ser 2021-A, Cl B
0.610%, 02/18/2025 (A)	390	391
CPS Auto Receivables Trust, Ser 2021-B, Cl A
0.370%, 03/17/2025 (A)	174	174
CPS Auto Receivables Trust, Ser 2021-B, Cl B
0.810%, 12/15/2025 (A)	455	455
CPS Auto Trust, Ser 2021-C, Cl B
0.840%, 07/15/2025 (A)	900	901
Credit Acceptance Auto Loan Trust, Ser 2019-3A,Cl A
2.380%, 11/15/2028 (A)	1,525	1,552
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl A
2.010%, 02/15/2029 (A)	650	661
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (A)	250	251
Donlen Fleet Lease Funding 2 LLC, Ser 2021-2, Cl A1
0.430%, VAR ICE LIBOR USD 1 Month+0.330%, 12/11/2034 (A)	535	536
Donlen Fleet Lease Funding 2 LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (A)	410	411
Drive Auto Receivables Trust, Ser 2017-3, Cl D
3.530%, 12/15/2023 (A)	158	159
Drive Auto Receivables Trust, Ser 2018-2, Cl D
4.140%, 08/15/2024	194	197

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust, Ser 2019-4, Cl B
2.230%, 01/16/2024	$295	$296
Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.020%, 11/15/2023	74	74
Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.850%, 07/17/2023	4	4
Drive Auto Receivables Trust, Ser 2021-1, Cl B
0.650%, 07/15/2025	160	160
DT Auto Owner Trust, Ser 2019-2A, Cl C
3.180%, 02/18/2025 (A)	495	501
DT Auto Owner Trust, Ser 2019-4A, Cl B
2.360%, 01/16/2024 (A)	633	636
DT Auto Owner Trust, Ser 2020-1A, Cl A
1.940%, 09/15/2023 (A)	38	38
DT Auto Owner Trust, Ser 2020-2A, Cl A
1.140%, 01/16/2024 (A)	178	178
DT Auto Owner Trust, Ser 2020-2A, Cl B
2.080%, 03/16/2026 (A)	680	690
DT Auto Owner Trust, Ser 2020-3A, Cl A
0.540%, 04/15/2024 (A)	283	284
DT Auto Owner Trust, Ser 2020-3A, Cl B
0.910%, 12/16/2024 (A)	915	920
DT Auto Owner Trust, Ser 2021-1A, Cl A
0.350%, 01/15/2025 (A)	1,055	1,056
DT Auto Owner Trust, Ser 2021-1A, Cl B
0.620%, 09/15/2025 (A)	260	260
DT Auto Owner Trust, Ser 2021-2A, Cl A
0.410%, 03/17/2025 (A)	275	275
DT Auto Owner Trust, Ser 2021-2A, Cl B
0.810%, 01/15/2027 (A)	220	221
Enterprise Fleet Financing LLC, Ser 2018-2, Cl A2
3.140%, 02/20/2024 (A)	22	22
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (A)	246	247
Enterprise Fleet Financing LLC, Ser 2019-2, Cl A2
2.290%, 02/20/2025 (A)	271	275
Enterprise Fleet Financing LLC, Ser 2019-3, Cl A2
2.060%, 05/20/2025 (A)	481	487
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (A)	250	250
Enterprise Fleet Funding, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (A)	980	981

14	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl D
3.530%, 11/15/2023 (A)	$508	$518
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl D
4.350%, 06/17/2024 (A)	450	461
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl B
2.300%, 12/15/2023 (A)	269	269
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl A3
0.340%, 03/15/2024	570	570
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl B
0.500%, 02/18/2025	695	696
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl B
0.570%, 09/15/2025	570	571
First Investors Auto Owner Trust, Ser 2019-1A, Cl A
2.890%, 03/15/2024 (A)	21	21
First Investors Auto Owner Trust, Ser 2019-2A, Cl A
2.210%, 09/16/2024 (A)	117	118
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/2026 (A)	925	926
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (A)	25	25
Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/2023 (A)	99	100
Flagship Credit Auto Trust, Ser 2019-3, Cl A
2.330%, 02/15/2024 (A)	142	143
Flagship Credit Auto Trust, Ser 2019-4, Cl A
2.170%, 06/17/2024 (A)	163	164
Flagship Credit Auto Trust, Ser 2020-1, Cl A
1.900%, 08/15/2024 (A)	199	201
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/2025 (A)	99	99
Flagship Credit Auto Trust, Ser 2020-4, Cl A
0.530%, 04/15/2025 (A)	593	594
Flagship Credit Auto Trust, Ser 2021-1, Cl A
0.310%, 06/16/2025 (A)	469	469
Flagship Credit Auto Trust, Ser 2021-2, Cl A
0.370%, 12/15/2026 (A)	576	576
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (A)	285	286
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl A2
1.970%, 09/15/2023 (A)	48	48
Foursight Capital Automobile Receivables Trust, Ser 2021-1, Cl A2
0.400%, 08/15/2024 (A)	633	634

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A2
0.400%, 04/15/2025 (A)	$255	$255
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (A)	130	130
GLS Auto Receivables Issuer Trust, Ser 2019-4A, Cl A
2.470%, 11/15/2023 (A)	72	72
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl A
2.170%, 02/15/2024 (A)	115	115
GLS Auto Receivables Issuer Trust, Ser 2020-3A, Cl A
0.690%, 10/16/2023 (A)	82	82
GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl A
0.520%, 02/15/2024 (A)	282	282
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl B
0.820%, 04/15/2025 (A)	515	516
GLS Auto Receivables Trust, Ser 2021-2A, Cl A
0.310%, 11/15/2024 (A)	240	240
GLS Auto Receivables Trust, Ser 2021-2A, Cl B
0.770%, 09/15/2025 (A)	390	391
GM Financial Consumer Automobile Receivables Trust, Ser 2018-4, Cl A3
3.210%, 10/16/2023	205	208
JPMorgan Chase Bank, Ser 2020-1, Cl B
0.991%, 01/25/2028 (A)	580	582
JPMorgan Chase Bank, Ser 2020-2, Cl B
0.840%, 02/25/2028 (A)	1,157	1,159
Mercedes-Benz Auto Lease Trust, Ser 2020- B, Cl A3
0.400%, 11/15/2023	490	491
NextGear Floorplan Master Owner Trust, Ser 2020-1A, Cl A1
0.893%, VAR ICE LIBOR USD 1 Month+ 0.800%, 02/15/2025 (A)	1,635	1,650
Prestige Auto Receivables Trust, Ser 2020-1A, Cl A2
0.520%, 02/15/2024 (A)	422	422
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A
1.370%, 10/15/2024 (A)	97	98
Santander Drive Auto Receivables Trust, Ser 2019-3, Cl C
2.490%, 10/15/2025	350	353
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/2025	100	101

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A3
0.520%, 07/15/2024	$1,275	$1,277
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl C
1.010%, 01/15/2026	275	277
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	185	185
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl A3
0.330%, 03/17/2025	155	155
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl B
0.600%, 12/15/2025	235	235
Santander Retail Auto Lease Trust, Ser 2019-C, Cl A2A
1.890%, 09/20/2022 (A)	62	62
Santander Retail Auto Lease Trust, Ser 2021-B, Cl A2
0.310%, 01/22/2024 (A)	435	435
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (A)	151	152
Tesla Auto Lease Trust, Ser 2019-A, Cl A2
2.130%, 04/20/2022 (A)	473	475
Tesla Auto Lease Trust, Ser 2020-A, Cl A2
0.550%, 05/22/2023 (A)	388	388
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (A)	358	359
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl B
1.610%, 03/17/2025 (A)	1,290	1,303
Tricolor Auto Securitization Trust, Ser 2021-1A, Cl A
0.740%, 04/15/2024 (A)	465	465
UNIFY Auto Receivables Trust, Ser 2021-1A, Cl A2
0.390%, 02/15/2024 (A)	591	591
United Auto Credit Securitization Trust, Ser 2021-1, Cl B
0.680%, 03/11/2024 (A)	825	826
Volkswagen Auto Loan Enhanced Trust, Ser 2020-1, Cl A2A
0.930%, 12/20/2022	173	174
Westlake Automobile Receivables Trust, Ser 2018-3A, Cl D
4.000%, 10/16/2023 (A)	750	761
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl C
2.840%, 07/15/2024 (A)	565	572

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl A2
2.150%, 02/15/2023 (A)	$42	$42
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl B
2.410%, 10/15/2024 (A)	1,389	1,398
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl A2
0.560%, 05/15/2024 (A)	925	927
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl B
0.640%, 03/16/2026 (A)	400	401
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl A2A
0.320%, 04/15/2025 (A)	285	285
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (A)	220	220
Wheels SPV 2 LLC, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (A)	256	257
Wheels SPV 2 LLC, Ser 2021-1A, Cl A
0.364%, VAR ICE LIBOR USD 1 Month+0.280%, 08/20/2029 (A)	990	991
World Omni Auto Receivables Trust, Ser 2020-B, Cl A2A
0.550%, 07/17/2023	584	584

		50,416

Credit Card — 0.4%

Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	136	138
Mercury Financial Credit Card Master Trust, Ser 2021-1A, Cl A
1.540%, 03/20/2026 (A)	510	512
Synchrony Card Funding LLC, Ser 2019-A1, Cl A
2.950%, 03/15/2025	670	682

		1,332

Miscellaneous Business Services — 13.9%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.769%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	48	48
Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A
3.460%, 10/15/2024 (A)	115	117
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (A)	304	306

16	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Affirm Asset Securitization Trust,Ser 2021-A, Cl A
0.880%, 08/15/2025 (A)	$130	$130
Affirm Asset Securitization Trust, Ser 2021-B, Cl A
1.030%, 08/15/2026 (A)	355	355
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (A)	406	407
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (A)	440	440
Apidos CLO XII, Ser 2018-12A, Cl AR
1.206%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (A)	600	600
Apidos CLO XV, Ser 2018-15A, Cl A1RR
1.144%, VAR ICE LIBOR USD 3 Month+1.010%, 04/20/2031 (A)	530	530
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (A)	275	275
Barings CLO, Ser 2018-3A, Cl A1
1.084%, VAR ICE LIBOR USD 3 Month+0.950%, 07/20/2029 (A)	372	372
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	194	196
Benefit Street Partners CLO X, Ser 2021-10A, Cl X
0.734%, VAR ICE LIBOR USD 3 Month+0.600%, 04/20/2034 (A)	248	247
Carbone CLO, Ser 2017-1A, Cl A1
1.274%, VAR ICE LIBOR USD 3 Month+1.140%, 01/20/2031 (A)	250	250
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
0.690%, 07/20/2031 (A)(B)	775	775
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
1.104%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (A)	648	648
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (A)	300	300
CIFC Funding, Ser 2017-1A, Cl ARR
1.248%, VAR ICE LIBOR USD 3 Month+1.110%, 01/22/2031 (A)	325	325
CIFC Funding, Ser 2018-3A, Cl AR
1.004%, VAR ICE LIBOR USD 3 Month+0.870%, 04/19/2029 (A)	375	375
CIFC Funding, Ser 2020-1A, Cl A1
1.826%, VAR ICE LIBOR USD 3 Month+1.700%, 07/15/2032 (A)	825	825

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ser 2020-2A, Cl A1
1.784%, VAR ICE LIBOR USD 3 Month+1.650%, 08/24/2032 (A)	$575	$576
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/2022 (A)(B)	104	105
CNH Equipment Trust, Ser 2019-A, Cl A3
3.010%, 04/15/2024	136	138
CNH Equipment Trust, Ser 2019-C, Cl A2
1.990%, 03/15/2023	30	30
CNH Equipment Trust, Ser 2020-A, Cl A2
1.080%, 07/17/2023	132	132
Columbia Cent CLO 27, Ser 2018-27A, Cl A1
1.275%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (A)	469	469
Conn’s Receivables Funding LLC, Ser 2020-A, Cl A
1.710%, 06/16/2025 (A)	103	103
Consumer Loan Underlying Bond CLUB Credit Trust, Ser 2020-P1, Cl A
2.260%, 03/15/2028 (A)	126	127
Crossroads Asset Trust, Ser 2021-A, Cl A1
0.374%, 12/20/2021 (A)	214	214
Crossroads Asset Trust, Ser 2021-A, Cl A2
0.820%, 03/20/2024 (A)	360	361
Dell Equipment Finance Trust, Ser 2021-1, Cl A2
0.330%, 05/22/2026 (A)	565	566
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (A)	165	165
Ford Credit Floorplan Master Owner Trust A, Ser 2019-2, Cl B
3.250%, 04/15/2026	400	428
Ford Credit Floorplan Master Owner Trust, Ser 2018-3, Cl A1
3.520%, 10/15/2023	390	393
Galaxy XV CLO, Ser 2021-15A, Cl ARR
1.096%, VAR ICE LIBOR USD 3 Month+0.970%, 10/15/2030 (A)	500	500
Galaxy XXIII CLO, Ser 2021-23A, Cl AR
0.995%, VAR ICE LIBOR USD 3 Month+0.870%, 04/24/2029 (A)	627	626
GreatAmerica Leasing Receivables Funding LLC, Ser 2021-1, Cl A2
0.270%, 06/15/2023 (A)	770	770
Home Partners of America Trust, Ser 2017-1, Cl B
1.439%, VAR ICE LIBOR USD 1 Month+1.350%, 07/17/2034 (A)	625	625
Home Partners of America Trust, Ser 2018-1, Cl A
0.990%, VAR ICE LIBOR USD 1 Month+0.900%, 07/17/2037 (A)	490	490

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
HPEFS Equipment Trust, Ser 2020-1A, Cl A2
1.730%, 02/20/2030 (A)	$98	$99
HPEFS Equipment Trust, Ser 2021-1A, Cl A2
0.270%, 03/20/2031 (A)	270	270
HPEFS Equipment Trust, Ser 2021-2A, Cl B
0.610%, 09/20/2028 (A)	225	225
HPS Loan Management, Ser 2021-19, Cl XR
0.725%, VAR ICE LIBOR USD 3 Month+0.600%, 01/25/2034 (A)	369	369
John Deere Owner Trust, Ser 2021-A, Cl A2
0.200%, 12/15/2023	300	300
KKR CLO 11, Ser 2017-11, Cl AR
1.306%, VAR ICE LIBOR USD 3 Month+1.180%, 01/15/2031 (A)	325	325
KKR CLO 21, Ser 2018-21, Cl A
1.126%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	465	465
Kubota Credit Owner Trust, Ser 2020-2A, Cl A2
0.410%, 06/15/2023 (A)	211	211
LCM XXIII, Ser 2020-23A, Cl A1R
1.204%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2029 (A)	545	545
LCM XXIV, Ser 2021-24A,Cl AR
1.114%, VAR ICE LIBOR USD 3 Month+0.980%, 03/20/2030 (A)	540	540
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
1.134%, VAR ICE LIBOR USD 3 Month+1.000%, 07/21/2030 (A)	500	500
Magnetite VII, Ser 2018-7A, Cl A1R2
0.926%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (A)	790	791
Magnetite VIII, Ser 2018-8A, Cl AR2
1.106%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)	685	685
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/2029 (A)	12	12
Marlette Funding Trust, Ser 2019-2A, Cl A
3.130%, 07/16/2029 (A)	93	93
Marlette Funding Trust, Ser 2019-3A, Cl A
2.690%, 09/17/2029 (A)	39	39
Marlette Funding Trust, Ser 2019-4A, Cl A
2.390%, 12/17/2029 (A)	120	121
Marlette Funding Trust, Ser 2020-1A, Cl A
2.240%, 03/15/2030 (A)	208	208
Marlette Funding Trust, Ser 2020-2A, Cl A
1.020%, 09/16/2030 (A)	58	58
Marlette Funding Trust, Ser 2021-1A, Cl A
0.600%, 06/16/2031 (A)	132	132
Marlette Funding Trust, Ser 2021-2A, Cl A
0.510%, 09/15/2031 (A)	245	245

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	$90	$92
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	182	185
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062 (A)(B)	99	101
MMAF Equipment Finance LLC, Ser 2019-B, Cl A2
2.070%, 10/12/2022 (A)	75	76
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A2
0.380%, 08/14/2023 (A)	629	630
Navient Private Education Refi Loan Trust, Ser 2020-CA, Cl A1
0.843%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2068 (A)	450	451
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	795	805
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	319	319
Navient Student Loan Trust, Ser 2018-1A, Cl A2
0.439%, VAR ICE LIBOR USD 1 Month+0.350%, 03/25/2067 (A)	260	260
Navient Student Loan Trust, Ser 2019-2A, Cl A1
0.359%, VAR ICE LIBOR USD 1 Month+0.270%, 02/27/2068 (A)	38	38
Neuberger Berman Loan Advisers CLO 25, Ser 2021-25A, Cl AR
1.064%, VAR ICE LIBOR USD 3 Month+0.930%, 10/18/2029 (A)	910	910
New Residential Mortgage LLC, Ser 2018-FNT1, Cl A
3.610%, 05/25/2023 (A)	179	180
New Residential Mortgage LLC, Ser 2018-FNT2, Cl A
3.790%, 07/25/2054 (A)	122	122
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A1
0.743%, VAR ICE LIBOR USD 1 Month+0.650%, 02/15/2024 (A)	770	772
Nissan Master Owner Trust Receivables, Ser 2019-A, Cl A
0.653%, VAR ICE LIBOR USD 1 Month+0.560%, 02/15/2024	1,520	1,524
NYCTL Trust, Ser 2019-A, Cl A
2.190%, 11/10/2032 (A)	161	162

18	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
OCP CLO, Ser 2018-5A, Cl A1R
1.205%, VAR ICE LIBOR USD 3 Month+1.080%, 04/26/2031 (A)	$135	$135
Octagon Investment Partners XVI, Ser 2018-1A, Cl A1R
1.154%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2030 (A)	250	250
Octagon Investment Partners XXI, Ser 2021-1A, Cl XR3
0.804%, VAR ICE LIBOR USD 3 Month+0.650%, 02/14/2031 (A)	200	200
Onemain Financial Issuance Trust, Ser 2018-1A, Cl A
3.300%, 03/14/2029 (A)	166	167
OneMain Financial Issuance Trust, Ser 2019-1A, Cl A
3.480%, 02/14/2031 (A)	302	302
OZLM VII, Ser 2018-7RA, Cl A1R
1.144%, VAR ICE LIBOR USD 3 Month+1.010%, 07/17/2029 (A)	563	563
OZLM XII, Ser 2018-12A, Cl A1R
1.179%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (A)	174	174
Palmer Square Loan Funding, Ser 2021-3A, Cl A1
0.971%, VAR ICE LIBOR USD 3 Month+0.800%, 07/20/2029 (A)	605	605
PFS Financing, Ser 2018-F, Cl A
3.520%, 10/15/2023 (A)	400	403
PFS Financing, Ser 2020-B, Cl A
1.210%, 06/15/2024 (A)	360	363
PFS Financing, Ser 2020-F, Cl A
0.930%, 08/15/2024 (A)	1,375	1,383
Regional Management Issuance Trust, Ser 2019-1, Cl A
3.050%, 11/15/2028 (A)	115	116
SCF Equipment Leasing LLC, Ser 2020-1A, Cl A2
0.680%, 10/20/2025 (A)	423	423
SCF Equipment Leasing LLC, Ser 2021-1A, Cl A2
0.420%, 08/20/2026 (A)	815	815
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
1.595%, VAR ICE LIBOR USD 3 Month+1.400%, 04/15/2031 (A)	900	900
Shackleton, Ser 2018-6RA, Cl A
1.154%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2028 (A)	378	378
SMB Private Education Loan Trust, Ser 2020-A, Cl A1
0.393%, VAR ICE LIBOR USD 1 Month+0.300%, 03/15/2027 (A)	164	164

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-A, Cl A1
0.593%, VAR ICE LIBOR USD 1 Month+0.500%, 01/15/2053 (A)	$960	$960
SoFi Consumer Loan Program, Ser 2019-2, Cl A
3.010%, 04/25/2028 (A)	24	24
SoFi Consumer Loan Program, Ser 2019-3, Cl A
2.900%, 05/25/2028 (A)	126	127
SoFi Consumer Loan Program, Ser 2019-4, Cl A
2.450%, 08/25/2028 (A)	310	312
SoFi Consumer Loan Program, Ser 2020-1, Cl A
2.020%, 01/25/2029 (A)	289	291
SoFi Professional Loan Program, Ser 2020- A, Cl A1FX
2.060%, 05/15/2046 (A)	265	266
Structured Asset Investment Loan Trust, Ser 2005-6, Cl M2
0.869%, VAR ICE LIBOR USD 1 Month+0.780%, 07/25/2035	436	436
Symphony CLO XIV, Ser 2019-14A, Cl AR
1.083%, VAR ICE LIBOR USD 3 Month+0.950%, 07/14/2026 (A)	372	372
Symphony CLO XVIII, Ser 2021-18A, Cl X
0.000%, 07/23/2033 (A)(B)	450	450
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	43	43
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	27	27
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	79	79
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	446	452
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	437	443
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	278	285
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
0.689%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	275	275
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	112	114

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058 (A)(B)	$79	$81
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.089%, VAR ICE LIBOR USD 1 Month+1.000%, 05/25/2058 (A)	391	394
Treman Park CLO, Ser 2018-1A, Cl ARR
1.204%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (A)	371	371
Tryon Park CLO, Ser 2018-1A, Cl A1SR
1.016%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (A)	919	920
Upstart Securitization Trust, Ser 2019-2, Cl A
2.897%, 09/20/2029 (A)	49	49
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030 (A)	417	420
Upstart Securitization Trust, Ser 2021-2, Cl A
0.910%, 06/20/2031 (A)	525	526
Verizon Owner Trust, Ser 2020-B, Cl A
0.470%, 02/20/2025	545	547
Vibrant CLO VI, Ser 2021-6A, Cl AR
1.085%, VAR ICE LIBOR USD 3 Month+0.950%, 06/20/2029 (A)	500	500
Voya CLO, Ser 2018-2A, Cl AR
1.108%, VAR ICE LIBOR USD 3 Month+0.970%, 07/23/2027 (A)	583	583
Voya CLO, Ser 2020-2A, Cl A1RR
1.154%, VAR ICE LIBOR USD 3 Month+1.020%, 04/17/2030 (A)	497	494
Voya CLO, Ser 2021-1A,Cl A1R
1.084%, VAR ICE LIBOR USD 3 Month+0.950%, 04/17/2030 (A)	460	460
Voya CLO, Ser 2021-2A,Cl A1R
1.106%, VAR ICE LIBOR USD 3 Month+0.980%, 06/07/2030 (A)	940	940
Z Capital Credit Partners CLO, Ser 2018-1A, Cl A1R
1.076%, VAR ICE LIBOR USD 3 Month+0.950%, 07/16/2027 (A)	114	114

		45,895

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Mortgage Related — 0.2%

Asset Backed Securities Home Equity Loan Trust, Ser 2006-HE1, Cl A4
0.689%, VAR ICE LIBOR USD 1 Month+0.600%, 01/25/2036	$654	$654

Total Asset-Backed Securities (Cost $98,181) ($ Thousands)		98,297

MORTGAGE-BACKED SECURITIES — 15.6%

Agency Mortgage-Backed Obligations — 2.0%
FHLMC
2.160%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.028%, 02/01/2030	8	8
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A1
2.592%, 04/25/2023	246	251
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	300	323
FHLMC REMIC, Ser 2011-3896, Cl PA
4.000%, 03/15/2040	10	10
FHLMC REMIC, Ser 2011-3903, Cl QC
2.250%, 03/15/2041	1	1
FHLMC REMIC, Ser 2013-4159, Cl LA
3.500%, 02/15/2040	93	95
FHLMC REMIC, Ser 2013-4272, Cl YG
2.000%, 11/15/2026	229	233
FHLMC REMIC, Ser 2014-4297, Cl CA
3.000%, 12/15/2030	175	177
FHLMC REMIC, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	416	427
FHLMC REMIC, Ser 2014-4385, Cl Q
3.000%, 07/15/2039	133	134
FHLMC REMIC, Ser 2014-4387, Cl DA
3.000%, 01/15/2032	230	235
FHLMC REMIC, Ser 2014-4390, Cl NC
3.000%, 05/15/2039	39	39
FNMA
6.000%, 01/01/2027	7	8
5.500%, 12/01/2023 to 12/01/2024	61	62
5.000%, 02/01/2023 to 03/01/2025	7	7
3.500%, 08/01/2032	485	520
3.000%, 10/01/2030 to 12/01/2030	793	841
2.340%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.215%, 01/01/2029	3	3
2.073%, VAR ICE LIBOR USD 6 Month+1.823%, 09/01/2024	7	7

20	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.021%, VAR ICE LIBOR USD 6 Month+1.770%, 09/01/2024	$3	$3
FNMA REMIC, Ser 1993-58,Cl H
5.500%, 04/25/2023	1	1
FNMA REMIC, Ser 2001-33,Cl FA
0.539%, VAR ICE LIBOR USD 1 Month+0.450%, 07/25/2031	3	3
FNMA REMIC, Ser 2002-64, Cl FG
0.339%, VAR ICE LIBOR USD 1 Month+0.250%, 10/18/2032	1	1
FNMA REMIC, Ser 2011-18, Cl LA
4.000%, 08/25/2039	1	1
FNMA REMIC, Ser 2011-87, Cl JA
3.000%, 06/25/2040	92	93
FNMA REMIC, Ser 2012-137, Cl UE
1.750%, 09/25/2041	228	234
FNMA REMIC, Ser 2013-97, Cl KA
3.000%, 11/25/2031	50	52
FNMA REMIC, Ser 2015-46, Cl BA
3.000%, 05/25/2041	128	129
FNMA, Ser 2012-M4, Cl 1A2
2.976%, 04/25/2022 (B)	63	63
FNMA, Ser 2012-M9, Cl A2
2.482%, 04/25/2022	84	84
FNMA, Ser 2017-M13, Cl FA
0.483%, VAR ICE LIBOR USD 1 Month+0.400%, 10/25/2024	50	50
FREMF Mortgage Trust, Ser 2013-K32, Cl B
3.538%, 10/25/2046 (A)(B)	655	690
FREMF Mortgage Trust, Ser 2013-K33, Cl B
3.497%, 08/25/2046 (A)(B)	500	527
GNMA, Ser 2010-151, Cl KA
3.000%, 09/16/2039	32	32
GNMA, Ser 2013-124, Cl CP
2.500%, 06/20/2041	4	4
GNMA, Ser 2013-190, Cl GA
2.500%, 11/20/2038	338	341
GNMA, Ser 2015-119, Cl TG
1.800%, 05/20/2041	367	370
GNMA, Ser 2015-56, Cl LB
1.500%, 04/16/2040	474	479
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	122	123

		6,661

Non-Agency Mortgage-Backed Obligations — 13.6%
Angel Oak Mortgage Trust I LLC, Ser 2019-2,Cl A1
3.628%, 03/25/2049 (A)(B)	230	233

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049 (A)(B)	$187	$189
Angel Oak Mortgage Trust LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(B)	67	67
Angel Oak Mortgage Trust LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048 (A)(B)	162	164
Angel Oak Mortgage Trust LLC, Ser 2020-1, Cl A1
2.466%, 12/25/2059 (A)(B)	83	83
Angel Oak Mortgage Trust LLC, Ser 2020-2, Cl A1A
2.531%, 01/26/2065 (A)(B)	330	335
Angel Oak Mortgage Trust LLC, Ser 2020-3, Cl A1
1.691%, 04/25/2065 (A)(B)	445	449
Angel Oak Mortgage Trust LLC, Ser 2020-4, Cl A1
1.469%, 06/25/2065 (A)(B)	283	284
Angel Oak Mortgage Trust LLC, Ser 2020-R1, Cl A1
0.990%, 04/25/2053 (A)(B)	221	221
Angel Oak Mortgage Trust LLC, Ser 2021-1, Cl A1
0.909%, 01/25/2066 (A)(B)	604	604
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066 (A)(B)	437	438
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048 (A)(B)	210	213
Banc of America Commercial Mortgage Trust, Ser 2016-UB10, Cl A2
2.723%, 07/15/2049	79	80
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.693%, 07/25/2035 (B)	35	35
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.596%, 11/25/2035 (B)	5	5
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	487	488
Bear Stearns ARM Trust, Ser 2005-3, Cl 2A1
3.061%, 06/25/2035 (B)	21	22
Bear Stearns ARM Trust, Ser 2005-6, Cl 3A1
2.427%, 08/25/2035 (B)	43	42
BFLD Trust, Ser 2020-OBRK, Cl A
2.143%, VAR ICE LIBOR USD 1 Month+2.050%, 11/15/2028 (A)	325	329
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060 (A)(B)	259	260

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049 (A)(B)	$243	$244
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055 (A)(B)	184	186
BWAY Mortgage Trust, Ser 2015-1515, Cl A1
2.809%, 03/10/2033 (A)	223	232
BX Commercial Mortgage Trust, Ser 2018-IND, Cl A
0.843%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	100	100
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.013%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (A)	836	837
BX Commercial Mortgage Trust, Ser 2019-XL, Cl B
1.173%, VAR ICE LIBOR USD 1 Month+1.080%, 10/15/2036 (A)	393	394
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl B
0.963%, VAR ICE LIBOR USD 1 Month+0.870%, 06/15/2038 (A)	625	626
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl B
0.945%, VAR ICE LIBOR USD 1 Month+0.852%, 05/15/2038 (A)	600	600
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
0.745%, VAR ICE LIBOR USD 1 Month+0.652%, 05/15/2038 (A)	345	345
BX, Ser 2021-MFM1, Cl B
1.043%, VAR ICE LIBOR USD 1 Month+0.950%, 01/15/2034 (A)	550	550
CHC Commercial Mortgage Trust, Ser 2019-CHC, Cl A
1.213%, VAR ICE LIBOR USD 1 Month+1.120%, 06/15/2034 (A)	839	839
CIM Trust, Ser 2017- 7, Cl A
3.000%, 04/25/2057 (A)(B)	196	199
Citigroup Commercial Mortgage Trust, Ser 2019-SMRT, Cl A
4.149%, 01/10/2036 (A)	275	297
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.723%, 09/25/2034 (B)	7	7
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.777%, 03/25/2036 (B)	46	41
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.274%, 02/25/2058 (A)(B)	203	211

Description	Face Amount (Thousands)	Market Value ($Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2019-IMC1, Cl A1
2.720%, 07/25/2049 (A)(B)	$78	$79
Cold Storage Trust, Ser 2020-ICE5, Cl A
0.993%, VAR ICE LIBOR USD 1 Month+0.900%, 11/15/2037 (A)	708	710
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064 (A)(B)	342	342
COLT Mortgage Loan Trust, Ser 2020-1, Cl A1
2.488%, 02/25/2050 (A)(B)	183	184
COLT Mortgage Loan Trust, Ser 2020-1R, Cl A1
1.255%, 09/25/2065 (A)(B)	306	307
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065 (A)(B)	276	276
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065 (A)(B)	162	162
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066 (A)(B)	297	297
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066 (A)(B)	343	343
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054 (A)	234	234
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	18	18
COMM Mortgage Trust, Ser 2015-CR22, Cl A2
2.856%, 03/10/2048	165	165
COMM Mortgage Trust, Ser 2015-CR23, Cl A2
2.852%, 05/10/2048	293	296
COMM Mortgage Trust, Ser 2021-LBA, Cl B
1.043%, VAR ICE LIBOR USD 1 Month+0.950%, 03/15/2038 (A)	1,030	1,030
CORE Mortgage Trust, Ser 2019-CORE, Cl A
0.973%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/2031 (A)	149	150
Countrywide Home Loans, Ser 2004-29, Cl 1A1
0.629%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2035	9	9
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
1.073%, VAR ICE LIBOR USD 1 Month+0.980%, 05/15/2036 (A)	475	476

22	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
1.323%, VAR ICE LIBOR USD 1 Month+1.230%, 05/15/2036 (A)	$1,240	$1,243
Credit Suisse Mortgage Capital Certificates, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066 (A)(B)	679	679
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056 (A)(B)	319	319
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066 (A)(B)	585	585
DBCG Mortgage Trust, Ser 2017-BBG, Cl A
0.793%, VAR ICE LIBOR USD 1 Month+0.700%, 06/15/2034 (A)	200	200
Deephaven Residential Mortgage Trust, Ser 2019-4A, Cl A1
2.791%, 10/25/2059 (A)(B)	333	335
Deephaven Residential Mortgage Trust, Ser 2020-2, Cl A1
1.692%, 05/25/2065 (A)	207	208
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065 (A)(B)	177	177
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066 (A)(B)	144	144
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A1
2.739%, 11/25/2059 (A)(B)	60	61
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065 (A)(B)	113	113
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066 (A)(B)	112	112
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066 (A)(B)	220	220
Extended Stay America Trust, Ser 2021- ESH, Cl B
1.474%, VAR ICE LIBOR USD 1 Month+1.380%, 07/15/2038 (A)	250	251
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
4.789%, VAR ICE LIBOR USD 1 Month+4.700%, 04/25/2028	703	727
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ2, Cl M3
3.339%, VAR ICE LIBOR USD 1 Month+3.250%, 05/25/2025	269	273

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
5.989%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	$480	$506
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1EA2
0.939%, VAR ICE LIBOR USD 1 Month+0.850%, 10/25/2030	117	117
Galton Funding Mortgage Trust, Ser 2018-1, Cl A43
3.500%, 11/25/2057 (A)(B)	14	14
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065 (A)	166	167
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065 (A)(B)	670	669
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066 (A)(B)	286	285
GCAT, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066 (A)(B)	385	385
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.330%, 11/19/2035 (B)	72	72
GS Mortgage Securities Trust, Ser 2012- ALOH, Cl A
3.551%, 04/10/2034 (A)	500	505
GS Mortgage Securities Trust, Ser 2016- GS4, Cl A2
2.905%, 11/10/2049	27	27
GS Mortgage Securities Trust, Ser 2021- RENT, Cl A
0.785%, VAR ICE LIBOR USD 1 Month+0.700%, 11/21/2035 (A)	450	450
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.686%, 07/25/2035 (B)	91	66
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.807%, 05/25/2037 (B)	70	51
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.849%, VAR ICE LIBOR USD 1 Month+0.760%, 01/25/2035	20	20
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.609%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	23	23
Impac CMB Trust, Ser 2005-3, Cl A1
0.569%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	24	23
Impac CMB Trust, Ser 2005-5, Cl A1
0.729%, VAR ICE LIBOR USD 1 Month+0.320%, 08/25/2035	18	18
Impac CMB Trust, Ser 2005-8, Cl 1A
0.609%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/2036	58	56

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056 (A)(B)	$521	$522
JPMorgan Chase Bank, Ser 2021-CL1, Cl M1
1.350%, VAR SOFR30A+1.300%, 03/25/2051 (A)	555	555
JPMorgan Chase Commercial Mortgage Securities, Ser 2021-MHC, Cl A
0.893%, VAR ICE LIBOR USD 1 Month+0.800%, 04/15/2038 (A)	482	483
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.127%, 08/25/2035 (B)	23	21
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.047%, 05/25/2037 (B)	44	41
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.892%, 10/25/2029 (A)(B)	193	199
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
0.839%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (A)	172	172
KKR Industrial Portfolio Trust, Ser 2021-KDIP, Cl A
0.643%, VAR ICE LIBOR USD 1 Month+0.550%, 12/15/2037 (A)	400	400
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
0.893%, VAR ICE LIBOR USD 1 Month+0.800%, 05/15/2036 (A)	190	190
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049 (A)	1,350	1,369
LSTAR Securities Investment, Ser 2019-4, Cl A1
2.600%, VAR ICE LIBOR USD 1 Month+2.500%, 05/01/2024 (A)	326	322
Mello Warehouse Securitization Trust, Ser 2021-2, Cl A
0.839%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2055 (A)	830	828
Merit, Ser 2020-HILL, Cl A
1.244%, VAR ICE LIBOR USD 1 Month+1.150%, 08/15/2037 (A)	810	813
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-3, Cl 2A1
3.069%, 06/25/2037 (B)	51	43
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065	141	142
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065 (A)(B)	192	192
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056 (A)(B)	332	331

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065 (A)(B)	$395	$395
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
1.194%, VAR ICE LIBOR USD 1 Month+1.101%, 04/15/2038 (A)	1,670	1,674
MHP, Ser 2021-STOR, Cl A
0.800%, VAR ICE LIBOR USD 1 Month+0.700%, 07/15/2038 (A)	155	155
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060 (A)(B)	246	247
Morgan Stanley Capital I Trust, Ser 2012-STAR, Cl A1
2.084%, 08/05/2034 (A)	32	32
Mortgage Repurchase Agreement Financing Trust, Ser 2021-1, Cl A1
0.600%, VAR ICE LIBOR USD 1 Month+0.500%, 03/10/2022 (A)	300	300
MortgageIT Trust, Ser 2005-5, Cl A1
0.609%, VAR ICE LIBOR USD 1 Month+0.520%, 12/25/2035	53	53
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl A
0.993%, VAR ICE LIBOR USD 1 Month+0.900%, 12/15/2033 (A)	520	519
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	147	159
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	339	363
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
4.000%, 09/25/2057 (A)(B)	175	185
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (A)(B)	82	82
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060 (A)(B)	177	179
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 09/25/2058 (A)(B)	205	205
OBX Trust, Ser 2018-1, Cl A2
0.739%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (A)	27	27
OBX Trust, Ser 2018-EXP2, Cl 2A1A
0.839%, VAR ICE LIBOR USD 1 Month+0.750%, 07/25/2058 (A)	31	31
OBX Trust, Ser 2021-NQM2,Cl A1
1.101%, 05/25/2061 (A)(B)	445	446

24	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
0.376%, VAR ICE LIBOR USD 3 Month+0.220%, 11/15/2038 (A)	$69	$66
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051 (A)(B)	175	175
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 02/25/2024 (A)(B)	116	117
RFMSI Trust, Ser 2007-SA3, Cl 2A1
4.330%, 07/27/2037 (B)	54	47
RMF Buyout Issuance Trust, Ser 2020-1, Cl A
2.158%, 02/25/2030 (A)(B)	161	161
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.624%,VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	8	8
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048 (A)(B)	66	67
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061 (A)(B)	661	661
Spruce Hill Mortgage Loan Trust, Ser 2019-SH1, Cl A1
3.395%, 04/29/2049 (A)(B)	93	94
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065 (A)(B)	312	313
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (A)(B)	210	213
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065 (A)(B)	102	102
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065 (A)(B)	144	144
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056 (A)(B)	471	472
Toorak Mortgage Corp, Ser 2021-INV1, Cl A1
1.153%, 07/28/2170 (A)(B)	312	312
TTAN, Ser 2021-MHC, Cl A
0.944%, VAR ICE LIBOR USD 1 Month+0.850%, 03/15/2038 (A)	440	441
TTAN, Ser 2021-MHC, Cl B
1.194%, VAR ICE LIBOR USD 1 Month+1.100%, 03/15/2038 (A)	275	276
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A3
3.595%, 01/10/2045	70	71
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059 (A)	138	141

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059 (A)(B)	$156	$158
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060 (A)	112	113
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065 (A)	207	209
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066 (A)(B)	485	485
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066 (A)(B)	243	242
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066 (A)(B)	286	286
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063 (A)(B)	608	608
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064 (A)(B)	472	473
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064 (A)(B)	303	303
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.891%, 03/25/2036 (B)	77	77
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS
3.539%, 10/15/2045	450	462
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	511	521
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	226	237
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A2
3.118%, 01/15/2060	530	533

		44,691

Total Mortgage-Backed Securities (Cost $51,271) ($ Thousands)		51,352

U.S. TREASURY OBLIGATIONS — 7.2%
U.S. Treasury Bills
0.141%, 08/12/2021 (C)(D)	120	120
0.140%, 10/07/2021 (D)	360	360
U.S. Treasury Notes
1.750%, 02/28/2022	1,375	1,388
1.750%, 09/30/2022	9,540	9,723
1.625%, 12/31/2021	7,225	7,272

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.250%, 10/31/2021	$4,850	$4,864

Total U.S. Treasury Obligations (Cost $23,666) ($ Thousands)		23,727

MUNICIPAL BONDS — 2.4%

California — 0.4%
California State, Community College Districts, GO
0.250%, 12/30/2021	655	655
California State, GO
Callable 10/01/2021 @ 100 0.871%, 04/01/2047 (E)	775	776
University of California, Ser BF, RB
0.455%, 05/15/2022	130	130

		1,561

Illinois — 0.1%
Chicago, Transit Authority, Sales Tax Receipts Fund, Ser B, RB
1.708%, 12/01/2022	135	137

New York — 0.7%
Long Island, Power Authority, Ser C, RB Callable 09/07/2021 @ 100
0.659%, 03/01/2022	440	440
New York & New Jersey, Port Authority, Ser 208, RB
2.667%, 09/15/2021	1,510	1,514
New York State, Transportation Development Authority, RB
1.360%, 12/01/2021	305	306

		2,260

Oklahoma — 0.2%
Oklahoma State, Turnpike Authority, RB
0.491%, 01/01/2022	745	746

South Carolina — 0.4%
South Carolina State, Public Service Authority, Ser E, RB
3.722%, 12/01/2023	1,100	1,179

Texas — 0.6%
Central Texas, Turnpike System, Ser B, RB
1.980%, 08/15/2042 (E)	245	249
Dallas Fort Worth, International Airport, TECP
0.380%, 08/25/2021	1,650	1,650

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Houston, Texas Airport System Revenue, Ser C, RB
0.883%, 07/01/2022	$100	$101

		2,000

Total Municipal Bonds (Cost $7,871) ($ Thousands)		7,883

COMMERCIAL PAPER — 1.7%
HSBC
0.401%, 02/04/2022 (D)	2,150	2,146
NatWest Marets
0.351%, 02/22/2022 (D)	2,100	2,098
Northwest Natural Gas
0.150%, 08/27/2021	800	800
Standard Chartered
0.240%, 03/04/2022	650	650

Total Commercial Paper (Cost $5,691) ($ Thousands)		5,694

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
FFCB
0.530%, 01/18/2022	2,250	2,255
FHLMC
0.200%, 12/30/2022	1,640	1,640

Total U.S. Government Agency Obligations (Cost $3,890) ($ Thousands)		3,895

SOVEREIGN DEBT — 0.7%

Province of Quebec Canada
2.375%, 01/31/2022	2,300	2,325

Total Sovereign Debt (Cost $2,307) ($ Thousands)		2,325

26	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 0.6%
BNP Paribas
0.050%, dated 07/30/2021 to be repurchased on 08/02/2021, repurchase price $2,000,008 (collateralized by U.S. Treasury and Government Obligations, ranging in par value $100 - $1,764,144, 0.000% - 4.750%, 08/03/2021 - 10/01/2050, with a total market value of $2,040,001) (F)	$2,000	$2,000

Total Repurchase Agreement (Cost $2,000) ($ Thousands)		2,000

Total Investments in Securities — 100.8% (Cost $331,455) ($ Thousands)		$332,254

A list of the open futures contracts held by the Fund at July 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contract
U.S. 2-Year Treasury Notes	54	Oct-2021	$11,916	$11,916	$—

Short Contracts
U.S. 5-Year Treasury Notes	(6)	Oct-2021	$(743)	$(747)	$(4)
U.S. 10-Year Treasury Notes	(15)	Sep-2021	(1,979)	(2,017)	(38)
U.S. Long Treasury Bond	(1)	Sep-2021	(156)	(165)	(9)

			(2,878)	(2,929)	(51)

			$9,038	$8,987	$(51)

For the period ended July 31, 2021, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $329,605 ($Thousands).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2021, the value of these securities amounted to $162,289 ($ Thousands), representing 49.2% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(F)	Tri-Party Repurchase Agreement.

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TECP — Tax Exempt Commercial Paper

USD — U.S. Dollar

VAR – Variable Rate

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	27

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

Ultra Short Duration Bond Fund (Concluded)

The following is a summary of the inputs used as of July 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

Corporate Obligations	–	137,081	–	137,081

Asset-Backed Securities	–	98,297	–	98,297

Mortgage-Backed Securities	–	51,352	–	51,352

U.S. Treasury Obligations	–	23,727	–	23,727

Municipal Bonds	–	7,883	–	7,883

Commercial Paper	–	5,694	–	5,694

U.S. Government Agency Obligations	–	3,895	–	3,895

Sovereign Debt	–	2,325	–	2,325

Repurchase Agreement	–	2,000	–	2,000

Total Investments in Securities	–	332,254	–	332,254

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

Futures Contracts*

Unrealized Depreciation	(51)	–	–	(51)

Total Other Financial Instruments	(51)	–	–	(51)

* Futures Contracts are valued at the net unrealized depreciation on the instruments.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to

Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

Short-Duration Government Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 56.4%

Agency Mortgage-Backed Obligations — 54.5%
FHLMC
4.500%, 02/01/2022 to 12/01/2039	$2,293	$2,488
4.000%, 01/01/2033	6,139	6,659
3.500%, 01/01/2029 to 05/01/2034	17,812	19,166
3.000%, 11/01/2036 to 12/01/2046	9,559	10,099
2.603%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.254%, 07/01/2024	4	4
2.503%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.362%, 06/01/2024	2	2
2.500%, 02/01/2032	1,367	1,439
2.374%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.244%, 04/01/2029	4	4
2.337%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.174%, 12/01/2023	106	106
2.325%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.200%, 05/01/2024	3	3
2.262%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.144%, 12/01/2023	10	10
2.229%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.210%, 06/01/2024	1	1
FHLMC Multifamily Structured Pass Through Certificates, Ser K107, Cl X1, IO
1.591%, 01/25/2030 (A)	12,412	1,492
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl X1, IO
0.779%, 03/25/2028 (A)	7,595	317
FHLMC Multifamily Structured Pass-Through Certificates, Ser K052, Cl A1
2.598%, 01/25/2025	6,819	7,082
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.749%, 06/25/2027 (A)	18,088	718
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.586%, 01/25/2031 (A)	13,614	672

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.529%, 03/25/2031 (A)	$10,237	$462
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.637%, 10/25/2026 (A)	23,674	689
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF35, Cl A
0.451%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2024	2,225	2,227
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF60, Cl A
0.591%, VAR ICE LIBOR USD 1 Month+0.490%, 02/25/2026	7,017	7,045
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF62, Cl A
0.581%, VAR ICE LIBOR USD 1 Month+0.480%, 04/25/2026	12,244	12,309
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF72, Cl A
0.601%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2026	6,008	6,049
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/2042	233	284
FHLMC REMIC, Ser 2003-2571, Cl FY
0.843%, VAR ICE LIBOR USD 1 Month+0.750%, 12/15/2032	2,712	2,767
FHLMC REMIC, Ser 2006-3148, Cl CF
0.493%, VAR ICE LIBOR USD 1 Month+0.400%, 02/15/2034	115	116
FHLMC REMIC, Ser 2006-3153, Cl FX
0.443%, VAR ICE LIBOR USD 1 Month+0.350%, 05/15/2036	82	82
FHLMC REMIC, Ser 2006-3174, Cl FA
0.393%, VAR ICE LIBOR USD 1 Month+0.300%, 04/15/2036	1,674	1,678
FHLMC REMIC, Ser 2006-3219, Cl EF
0.493%, VAR ICE LIBOR USD 1 Month+0.400%, 04/15/2032	2,289	2,314
FHLMC REMIC, Ser 2007-3339, Cl HF
0.613%, VAR ICE LIBOR USD 1 Month+0.520%, 07/15/2037	2,327	2,356
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	1,031	1,152
FHLMC REMIC, Ser 2011-3788, Cl FA
0.623%, VAR ICE LIBOR USD 1 Month+0.530%, 01/15/2041	3,534	3,564
FHLMC REMIC, Ser 2011-3795, Cl EB
2.500%, 10/15/2039	29	29
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	266	15
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	387	21

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	29

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2012-4030, Cl FD
0.443%, VAR ICE LIBOR USD 1 Month+0.350%, 02/15/2041	$1,965	$1,968
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	336	6
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	607	18
FHLMC REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	218	15
FHLMC REMIC, Ser 2012-4114, Cl MB
3.000%, 10/15/2032	3,000	3,271
FHLMC REMIC, Ser 2012-4117, Cl P
1.250%, 07/15/2042	2,538	2,586
FHLMC REMIC, Ser 2012-4142, Cl PT
1.250%, 12/15/2027	2,072	2,108
FHLMC REMIC, Ser 2012-4146, Cl AB
1.125%, 12/15/2027	2,377	2,408
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	614	28
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	661	37
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	549	48
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	371	19
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	330	19
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	914	60
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	534	31
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	369	23
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	1,761	1,826
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	2,735	2,915
FHLMC REMIC, Ser 2014-4314, Cl GA
3.000%, 12/15/2039	336	337
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	2,079	141
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	5,228	5,433
FHLMC REMIC, Ser 2015-4471, Cl GA
3.000%, 02/15/2044	1,628	1,710
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	742	65
FHLMC REMIC, Ser 2016-4558, Cl DC
3.000%, 07/15/2043	1,791	1,821
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	776	127

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2017-4650, Cl LP
3.000%, 09/15/2045	$830	$867
FHLMC REMIC, Ser 2017-4661, Cl HA
3.000%, 05/15/2043	3,071	3,140
FHLMC REMIC, Ser 2017-4664, Cl HA
3.500%, 08/15/2043	6,037	6,195
FHLMC REMIC, Ser 2017-4666, Cl A
3.000%, 03/15/2040	291	293
FHLMC REMIC, Ser 2017-4673, Cl HA
3.500%, 11/15/2043	4,347	4,446
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	946	1,017
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	964	189
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	3,220	386
FHLMC REMIC, Ser 2020-5048, Cl A
1.000%, 06/15/2044	6,704	6,792
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	2,426	383
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	1,368	91
FNMA 7.000%, 06/01/2037	3	4
6.500%, 05/01/2026 to 01/01/2036	88	101
6.000%, 02/01/2023 to 09/01/2024	159	163
5.500%, 10/01/2021 to 06/01/2038	175	203
4.500%, 04/01/2026 to 08/01/2044	5,450	6,028
4.177%, 09/01/2021 (A)	228	228
4.000%, 05/01/2026 to 04/01/2042	6,104	6,574
3.890%, 10/01/2023	807	854
3.850%, 01/01/2024	533	574
3.750%, 06/01/2022 to 09/01/2023	3,036	3,153
3.650%, 08/01/2023	96	100
3.500%, 10/01/2027 to 02/01/2045	29,220	31,410
3.337%, 01/01/2022 (A)	310	310
3.092%, 07/01/2022 (A)	273	276
3.070%, 06/01/2027	938	1,027
3.000%, 09/01/2027 to 11/01/2036	6,881	7,272
2.970%, 12/01/2022	3,244	3,329
2.960%, 04/01/2022 to 01/01/2027 (A)	1,355	1,472
2.940%, 06/01/2022	277	280
2.830%, 06/01/2022	162	164
2.740%, 04/01/2022	118	119
2.580%, 08/01/2022	2,080	2,106
2.570%, 01/01/2023	1,800	1,834
2.540%, 03/01/2023	587	601
2.500%, 10/01/2031	2,939	3,102
2.460%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.888%, 12/01/2029	17	17

30	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.450%, 11/01/2022	$387	$393
2.360%, 04/01/2022	4,600	4,624
2.356%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.239%, 08/01/2029	72	72
2.295%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.045%, 05/01/2028	2	2
2.280%, 11/01/2022	1,116	1,132
2.150%, 05/01/2022	4,349	4,376
2.073%, VAR ICE LIBOR USD 6 Month+1.823%, 09/01/2024	66	66
2.050%, 11/01/2023	1,203	1,239
1.849%, VAR ICE LIBOR USD 6 Month+1.600%, 08/01/2027	32	32
0.451%, VAR ICE LIBOR USD 1 Month+0.350%, 01/01/2023	691	690
FNMA REMIC, Ser 1992-61, Cl FA
0.739%, VAR ICE LIBOR USD 1 Month+0.650%, 10/25/2022	2	2
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/2023	2	2
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/2023	1	1
FNMA REMIC, Ser 1994-77, Cl FB
1.589%, VAR ICE LIBOR USD 1 Month+1.500%, 04/25/2024	1	1
FNMA REMIC, Ser 2002-53, Cl FK
0.489%, VAR ICE LIBOR USD 1 Month+0.400%, 04/25/2032	55	55
FNMA REMIC, Ser 2006-76, Cl QF
0.489%, VAR ICE LIBOR USD 1 Month+0.400%, 08/25/2036	282	285
FNMA REMIC, Ser 2006-79, Cl DF
0.439%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	221	222
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	292	340
FNMA REMIC, Ser 2007-64, Cl FB
0.459%, VAR ICE LIBOR USD 1 Month+0.370%, 07/25/2037	1,612	1,631
FNMA REMIC, Ser 2008-16, Cl FA
0.789%, VAR ICE LIBOR USD 1 Month+0.700%, 03/25/2038	1,007	1,028
FNMA REMIC, Ser 2009-110, Cl FD
0.839%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2040	3,636	3,714
FNMA REMIC, Ser 2009-112, Cl FM
0.839%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2040	2,329	2,383
FNMA REMIC, Ser 2009-82, Cl FC
1.009%, VAR ICE LIBOR USD 1 Month+0.920%, 10/25/2039	3,020	3,106

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2009-82, Cl FD
0.939%, VAR ICE LIBOR USD 1 Month+0.850%, 10/25/2039	$3,547	$3,639
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	905	990
FNMA REMIC, Ser 2010-56, Cl AF
0.642%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2040	2,321	2,321
FNMA REMIC, Ser 2012-103, Cl HB
1.500%, 09/25/2027	2,693	2,751
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	863	62
FNMA REMIC, Ser 2012-140, Cl PA
2.000%, 12/25/2042	4,111	4,205
FNMA REMIC, Ser 2012-27, Cl PI, IO
4.500%, 02/25/2042	2,620	294
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	4,042	261
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.488%, 05/25/2042 (A)	123	10
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	502	33
FNMA REMIC, Ser 2012-70, Cl IW, IO
3.000%, 02/25/2027	1,018	42
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	434	27
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	1,201	63
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	1,652	182
FNMA REMIC, Ser 2013-10, Cl YA
1.250%, 02/25/2028	3,620	3,686
FNMA REMIC, Ser 2013-12, Cl P
1.750%, 11/25/2041	764	776
FNMA REMIC, Ser 2013-121, Cl FA
0.489%, VAR ICE LIBOR USD 1 Month+0.400%, 12/25/2043	16,925	17,079
FNMA REMIC, Ser 2013-130, Cl FQ
0.289%, VAR ICE LIBOR USD 1 Month+0.200%, 06/25/2041	3,124	3,128
FNMA REMIC, Ser 2013-4, Cl JB
1.250%, 02/25/2028	2,160	2,192
FNMA REMIC, Ser 2013-4, Cl CB
1.250%, 02/25/2028	3,635	3,688
FNMA REMIC, Ser 2013-41, Cl A
1.750%, 05/25/2040	1,996	2,011
FNMA REMIC, Ser 2013-9, Cl PT
1.250%, 02/25/2028	1,813	1,840
FNMA REMIC, Ser 2013-98, Cl ZA
4.500%, 09/25/2043	6,463	7,511
FNMA REMIC, Ser 2014-50, Cl SC, IO
1.680%, 08/25/2044 (A)	1,704	102

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	31

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2015-12, Cl DE
3.000%, 11/25/2039	$299	$299
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.786%, 04/25/2055 (A)	1,331	72
FNMA REMIC, Ser 2015-41, Cl AG
3.000%, 09/25/2034	1,230	1,286
FNMA REMIC, Ser 2015-42, Cl AI, IO
1.790%, 06/25/2055 (A)	1,543	90
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	1,477	1,553
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	607	70
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	284	24
FNMA REMIC, Ser 2015-75, Cl DB
3.000%, 08/25/2035	2,649	2,816
FNMA REMIC, Ser 2016-25, Cl A
3.000%, 11/25/2042	811	830
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	506	30
FNMA REMIC, Ser 2016-42, Cl DA
3.000%, 07/25/2045	755	791
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	618	104
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	3,609	3,735
FNMA REMIC, Ser 2017-34, Cl JK
3.000%, 05/25/2047	1,008	1,040
FNMA REMIC, Ser 2017-35, Cl AH
3.500%, 04/25/2053	3,357	3,452
FNMA REMIC, Ser 2017-47, Cl AB
2.500%, 10/25/2041	5,642	5,720
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	2,959	421
FNMA REMIC, Ser 2017-68, Cl BI, IO
6.000%, 09/25/2047	1,304	272
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	3,938	4,223
FNMA REMIC, Ser 2018-77, Cl PA
3.500%, 02/25/2048	789	828
FNMA REMIC, Ser 2019-6, Cl GJ
3.000%, 02/25/2049	1,665	1,758
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	5,298	564
FNMA REMIC, Ser 2020-26, Cl AI, IO
3.000%, 04/25/2033	4,652	329
FNMA REMIC, Ser 2020-4, Cl AP
2.500%, 02/25/2050	3,072	3,153
FNMA, Ser 2009-397, Cl 6
2.000%, 09/25/2039	1,177	1,203
FNMA, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	702	40

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2013-418, Cl C16, IO
4.500%, 08/25/2043	$2,834	$525
FNMA, Ser 2017-M13, Cl FA
0.483%, VAR ICE LIBOR USD 1 Month+0.400%, 10/25/2024	392	392
FNMA, Ser 2018-M12, Cl FA
0.483%, VAR ICE LIBOR USD 1 Month+0.400%, 08/25/2025	392	392
FNMA, Ser 2018-M5, Cl A2
3.560%, 09/25/2021 (A)	74	74
FNMA, Ser 2019-M21, Cl X1, IO
1.440%, 05/25/2029 (A)	14,539	1,417
GNMA
6.500%, 12/15/2037 to 02/20/2039	146	165
6.000%, 01/15/2024 to 06/15/2041	3,043	3,583
5.500%, 10/15/2034 to 02/15/2041	1,308	1,536
5.000%, 09/15/2039 to 04/15/2041	757	872
4.500%, 09/20/2049	3,081	3,271
4.000%, 07/15/2041 to 08/15/2041	73	82
3.500%, 06/20/2046	3,097	3,297
GNMA, Ser 2003-86, Cl ZD
5.500%, 10/20/2033	2,856	3,217
GNMA, Ser 2010-116, Cl GW
3.000%, 12/20/2039	1,071	1,084
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	1,968	351
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	854	176
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	1,537	1,620
GNMA, Ser 2011-131, Cl PC
3.500%, 12/20/2040	235	239
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	2,500	383
GNMA, Ser 2012-36, Cl AB
3.000%, 10/20/2040	615	642
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	455	21
GNMA, Ser 2012-51, Cl AB
1.500%, 07/20/2040	319	320
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	2,138	2,182
GNMA, Ser 2013-129, Cl AF
0.484%, VAR ICE LIBOR USD 1 Month+0.400%, 10/20/2039	4,409	4,427
GNMA, Ser 2013-166, Cl DA
3.500%, 06/20/2040	630	665
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	476	64
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	471	76

32	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

Description	Face Amount (Thousands)	Market Value ($Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	$548	$36
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	203	37
GNMA, Ser 2014-46, Cl IO, IO
5.000%, 03/16/2044	819	108
GNMA, Ser 2014-55, Cl LB
2.500%, 10/20/2040	324	338
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	1,586	1,657
GNMA, Ser 2015-119, Cl ND
2.500%, 12/20/2044	3,395	3,494
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	232	14
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	143	8
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	1,481	275
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	1,302	154
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	180	27
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	687	24
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	2,468	2,506
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	818	157
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	283	289
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	541	34
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	1,700	240
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	1,335	98
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	1,291	223
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	1,833	330
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	2,276	132
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	1,611	192
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	320	56
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	425	77
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	1,417	241
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	1,637	271

Description	Face Amount (Thousands)	Market Value ($Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	$880	$159
GNMA, Ser 2017-95, Cl PG
2.500%, 12/20/2045	1,024	1,051
GNMA, Ser 2018-127, Cl PB
3.000%, 09/20/2047	3,153	3,303
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	3,862	726
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	2,314	340
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	1,821	225
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	3,087	515
UMBS TBA
1.500% to 6.000%, 08/01/2026 to 09/14/2051	24,725	23,168

		404,111

Non-Agency Mortgage-Backed Obligations — 1.9%
Seasoned Credit Risk Transfer Trust, Ser 2021-2, Cl TT
2.000%, 11/25/2060	13,822	14,137

Total Mortgage-Backed Securities (Cost $413,779) ($ Thousands)		418,248

U.S. TREASURY OBLIGATIONS — 35.7%
U.S. Treasury Notes
2.625%, 06/30/2023	35,397	37,052
1.750%, 06/15/2022	55,375	56,182
1.750%, 05/15/2023 (B)	54,600	56,140
0.250%, 05/15/2024	75,500	75,364
0.125%, 01/31/2023	39,750	39,745

Total U.S. Treasury Obligations (Cost $264,385) ($ Thousands)		264,483

REPURCHASE AGREEMENTS — 15.9%
BNP Paribas
0.050%, dated 07/30/2021 to be repurchased on 08/02/2021, repurchase price $83,600,348 (collateralized by U.S. Treasury and Government Obligations, ranging in par value $1,000 - $116,318,400, 0.000% - 4.500%, 10/07/2021 - 03/01/2052, with a total market value of $85,272,005) (C)	83,600	83,600

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	33

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

Short-Duration Government Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENTS (continued)
Deutsche Bank
0.050%, dated 07/30/2021 to be repurchased on 08/02/2021, repurchase price $34,600,144 (collateralized by a U.S. Treasury Obligation, par value $34,316,900, 2.000%, 11/30/2022, with a total market value of $35,292,038) (C)	$34,600	$34,600

Total Repurchase Agreements (Cost $118,200) ($ Thousands)		118,200

Total Investments in Securities — 108.0% (Cost $796,364) ($ Thousands)		$800,931

A list of the open futures contracts held by the Fund at July 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	1,249	Oct-2021	$275,596	$275,600	$4
U.S. 5-Year Treasury Notes	20	Oct-2021	2,486	2,489	3
U.S. Long Treasury Bond	14	Sep-2021	2,218	2,306	88
U.S. Ultra Long Treasury Bond	6	Sep-2021	1,167	1,197	30
Ultra 10-Year U.S. Treasury Notes	49	Sep-2021	7,209	7,362	153

			288,676	288,954	278

Short Contract
U.S. 10-Year Treasury Notes	(603)	Sep-2021	$(80,255)	$(81,075)	$(820)

			$208,421	$207,879	$(542)

For the period ended July 31, 2021, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $741,599 ($Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(C)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE – Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR – London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

UMBS — Uniform Mortgage-Backed Security

USD — U.S. Dollar

VAR – Variable Rate

34	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

The following is a summary of the inputs used as of July 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

Mortgage-Backed Securities	–	418,248	–	418,248

U.S. Treasury Obligations	–	264,483	–	264,483

Repurchase Agreements	–	118,200	–	118,200

Total Investments in Securities	–	800,931	–	800,931

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*

Unrealized Appreciation	278	–	–	278

Unrealized Depreciation	(820)	–	–	(820)

Total Other Financial Instruments	(542)	–	–	(542)

* Futures Contracts are valued at the net unrealized appreciation (depreciation) on the instruments.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	35

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

GNMA Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 97.1%

Agency Mortgage-Backed Obligations — 96.3%
FHLMC
5.000%, 09/01/2029	$106	$116
3.650%, 04/01/2030	309	356
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.749%, 06/25/2027 (A)	1,647	65
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.698%, 04/25/2030 (A)	1,148	146
FHLMC Multifamily Structured Pass-Through Certificates, Ser K116, Cl X1, IO
1.427%, 07/25/2030 (A)	1,323	146
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
0.961%, 09/25/2030 (A)	1,521	118
FHLMC Multifamily Structured Pass-Through Certificates, Ser K123, Cl X1, IO
0.775%, 12/25/2030 (A)	2,324	148
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.586%, 01/25/2031 (A)	2,998	148
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.529%, 03/25/2031 (A)	1,350	61
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.637%, 10/25/2026 (A)	2,158	63
FHLMC REMIC, IO
0.472%, 02/25/2036	604	33
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	177	10
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	259	14
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	224	4
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	391	12
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	244	14
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	437	24
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	257	13
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	229	13

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	$348	$20
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	358	382
FHLMC REMIC, Ser 2015-4446, Cl BI, IO
6.500%, 04/15/2039	264	55
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	466	41
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	168	30
FHLMC REMIC, Ser 2016-4636, Cl BI, IO
5.500%, 05/15/2040	273	63
FHLMC REMIC, Ser 2017-4731, Cl LB
3.000%, 11/15/2047	167	180
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	87	17
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	300	36
FHLMC, Ser 2014-324, Cl C18, IO
4.000%, 12/15/2033	382	53
FNMA
8.000%, 07/01/2025 to 09/01/2028	14	15
7.000%, 08/01/2029 to 09/01/2032	24	24
6.500%, 09/01/2032	24	27
5.000%, 03/01/2049 to 04/01/2049	232	255
3.260%, 06/01/2027	175	194
3.230%, 02/01/2027	139	154
FNMA Interest, Ser 2007-379, Cl 1, PO
0.000%, 05/25/2037 (B)	689	643
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/2022	1	1
FNMA REMIC, Ser 2010-126, Cl NI, IO
5.500%, 11/25/2040	228	33
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	61	4
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	308	19
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	162	18
FNMA REMIC, Ser 2014-68, Cl ID, IO
3.500%, 03/25/2034	550	35
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.786%, 04/25/2055 (A)	166	9
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	65	4
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	77	13
FNMA REMIC, Ser 2017-110, Cl PB
3.000%, 02/25/2057	79	85
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	235	33

36	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	$401	$430
FNMA REMIC, Ser 2018-25, Cl AL
3.500%, 04/25/2048	49	54
FNMA REMIC, Ser 2019-31, Cl CB
3.000%, 07/25/2049	300	331
FNMA REMIC, Ser 2019-9, Cl CL
3.500%, 04/25/2048	652	717
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	463	49
FNMA, Ser 2012-410, Cl C8, IO
4.000%, 04/25/2032	467	50
FNMA, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	91	5
FNMA, Ser 2019-M21, Cl X1, IO
1.440%, 05/25/2029 (A)	1,344	131
FNMA, Ser 2020-M2, Cl X, IO
0.331%, 01/25/2030 (A)	907	19
GNMA
9.000%, 05/15/2022	1	1
8.000%, 01/15/2022 to 03/15/2032	71	74
7.750%, 10/15/2026	11	12
7.500%, 02/15/2027 to 10/15/2035	51	57
7.250%, 01/15/2028	10	10
7.000%, 11/15/2031 to 11/15/2033	638	731
6.750%, 11/15/2027	5	5
6.500%, 10/15/2023 to 10/15/2038	220	257
6.000%, 12/15/2027 to 12/15/2040	558	642
5.500%, 01/15/2033 to 02/15/2041	869	1,009
5.000%, 06/15/2033 to 01/20/2045	2,014	2,308
4.500%, 08/15/2033 to 08/20/2049	2,723	2,978
4.000%, 01/15/2041 (C)	411	456
4.000%, 03/20/2040 to 05/20/2050	8,715	9,393
3.875%, 05/15/2042 to 08/15/2042	1,073	1,187
3.500%, 03/20/2041 to 12/20/2050	12,553	13,376
3.000%, 10/15/2042 to 05/20/2051	7,987	8,413
2.500%, 07/20/2045 to 07/20/2051	19,150	19,919
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	387	69
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	383	79
GNMA, Ser 2011-131, Cl PZ
3.500%, 12/20/2040	293	313
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	211	225
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	306	47
GNMA, Ser 2012-140, Cl LD
1.750%, 10/20/2042	457	473
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	304	14

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	$102	$5
GNMA, Ser 2012-91, Cl NC
3.000%, 05/20/2042	400	428
GNMA, Ser 2013-187, Cl PE
2.000%, 09/20/2043	465	484
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	312	42
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	312	50
GNMA, Ser 2013-79, Cl BZ
3.000%, 05/20/2043	351	390
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043	87	94
GNMA, Ser 2014-119, Cl ZK
3.500%, 08/16/2044	334	375
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	422	32
GNMA, Ser 2014-133, Cl EP
3.500%, 09/20/2044	251	274
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	144	10
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	469	25
GNMA, Ser 2014-72, Cl ML
3.500%, 03/20/2044	433	464
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	601	71
GNMA, Ser 2015-168, Cl MI, IO
5.500%, 10/20/2037	455	73
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	472	70
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	343	26
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	454	16
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	200	31
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	422	81
GNMA, Ser 2015-62, Cl CI, IO
4.500%, 05/20/2045	219	39
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	84	86
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	297	50
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	360	22
GNMA, Ser 2016-136, Cl A
3.000%, 07/20/2044	591	628
GNMA, Ser 2016-136, Cl PJ
3.500%, 01/20/2046	364	413

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	37

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

GNMA Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	$181	$30
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	440	62
GNMA, Ser 2016-18, Cl TA
2.000%, 10/20/2044	339	352
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	874	64
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	345	60
GNMA, Ser 2016-49, Cl PZ
3.000%, 11/16/2045	227	250
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	934	54
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	546	65
GNMA, Ser 2017-130, Cl IO, IO
4.500%, 02/20/2040	231	38
GNMA, Ser 2017-134, Cl CG
2.500%, 09/20/2047	80	82
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	144	25
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	139	148
GNMA, Ser 2017-19, Cl AY
3.000%, 02/20/2047	436	486
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	275	50
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	412	70
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	325	61
GNMA, Ser 2018-77, Cl JY
3.500%, 06/20/2048	246	267
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	198	29
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	252	42
GNMA, Ser 2020-74, Cl IC, IO
3.000%, 05/20/2035	915	61
UMBS TBA
1.500% to 6.000%, 08/01/2023 to 08/20/2051	13,153	13,356

		87,712

Non-Agency Mortgage-Backed Obligations — 0.8%
Seasoned Credit Risk Transfer Trust, Ser 2018-2, Cl MA
3.500%, 11/25/2057	401	422

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MT
3.500%, 10/25/2058	$256	$282

		704

Total Mortgage-Backed Securities (Cost $86,889) ($ Thousands)		88,416

REPURCHASE AGREEMENTS — 17.6%
BNP Paribas 0.050%, dated 07/30/2021 to be repurchased on 08/02/2021, repurchase price $9,500,040 (collateralized by U.S. Treasury and Government Obligations, ranging in par value $900 - $4,679,800, 1.125% - 8.000%, 11/15/2021 - 02/01/2051, with a total market value of $9,690,005) (D)	9,500	9,500
Deutsche Bank 0.050%, dated 07/30/2021 to be repurchased on 08/02/2021, repurchase price $6,500,027 (collateralized by a U.S. Treasury Obligation, par value $6,625,800, 0.105%, 10/31/2022, with a total market value of $6,630,055) (D)	6,500	6,500

Total Repurchase Agreements (Cost $16,000) ($ Thousands)		16,000

Total Investments in Securities — 114.7% (Cost $102,889) ($ Thousands)		$104,416

38	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

A list of the open futures contracts held by the Fund at July 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 5-Year Treasury Notes	9	Oct-2021	$1,114	$1,120	$6
Ultra 10-Year U.S. Treasury Notes	3	Sep-2021	447	451	4

			1,561	1,571	10

Short Contracts
U.S. 2-Year Treasury Notes	(6)	Oct-2021	$(1,324)	$(1,324)	$–
U.S. 10-Year Treasury Notes	(16)	Sep-2021	(2,132)	(2,151)	(19)
U.S. Long Treasury Bond	(4)	Sep-2021	(648)	(659)	(11)

			(4,104)	(4,134)	(30)

			$(2,543)	$(2,563)	$(20)

For the period ended July 31, 2021, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $91,050 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(D)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

PO — Principal Only

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

UMBS — Uniform Mortgage-Backed Security

The following is a summary of the inputs used as of July 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	88,416	–	88,416
Repurchase Agreements	–	16,000	–	16,000

Total Investments in Securities	–	104,416	–	104,416

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	10	–	–	10
Unrealized Depreciation	(30)	–	–	(30)

Total Other Financial Instruments	(20)	–	–	(20)

* Futures Contracts are valued at the net unrealized appreciation (depreciation) on the instruments.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	39

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

July 31, 2021

	Government Fund
Assets:
Investments, at value†	$4,913,035
Repurchase agreements†	3,331,000
Cash	1,151,897
Interest receivable	671
Receivable for investment securities sold	—
Receivable for fund shares sold	—
Tax reclaim receivable	—
Receivable for variation margin	—
Prepaid expenses	119
Total Assets	9,396,722
Liabilities:
Investment advisory fees payable	301
Income distribution payable	35
Chief Compliance Officer fees payable	20
Trustees’ fees payable	4
Payable for investment securities purchased	—
Shareholder servicing fees payable	—
Administration fees payable	—
Cash overdraft	—
Payable for fund shares redeemed	—
Payable for variation margin	—
Accrued expense payable	370
Total Liabilities	730
Net Assets	$9,395,992
† Cost of investments and repurchase agreements	$8,244,035
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$9,395,961
Total Distributable Earnings/(loss)	31
Net Assets	$9,395,992
Net Asset Value, Offering and Redemption Price Per Share — Class F	$1.00
	($9,384,668,239	÷
	9,384,733,332 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class CAA	$1.00
	($11,323,764	÷
	11,317,255 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	N/A

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable.

The accompanying notes are an integral part of the financial statements.

40	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

Government II Fund		Treasury II Fund		Ultra Short Duration Bond Fund		Short-Duration Government Fund		GNMA Fund

$ 2,432,296		$ 362,847		$ 330,254		$ 682,731		$ 88,416
—		—		2,000		118,200		16,000
11,861		12,329		2,474		87		—
67		10		589		1,467		267
—		—		—		115,935		17,820
—		—		242		533		7
—		—		7		—		—
—		—		3		112		3
34		5		4		10		1
2,444,258		375,191		335,573		919,075		122,514

53		9		27		58		8
12		1		28		129		14
5		1		1		2		—
1		—		—		—		—
—		26,533		5,640		175,888		31,132
—		—		18		86		19
—		—		35		126		16
—		—		—		—		9
—		—		191		975		237
—		—		5		141		8
102		12		23		71		21
173		26,556		5,968		177,476		31,464
$2,444,085		$348,635		$329,605		$741,599		$91,050
$2,432,296		$362,847		$331,455		$796,364		$102,889

$2,444,054		$348,634		$334,305		$744,807		$94,015
31		1		(4,700)		(3,208)		(2,965)
$2,444,085		$348,635		$329,605		$741,599		$91,050

$1.00		$1.00		$9.36		$10.49		$10.37
($2,444,085,262	÷	($348,634,806	÷	($265,126,900	÷	($701,807,127	÷	($88,679,329	÷
2,444,155,439 shares	)	348,780,571 shares	)	28,319,635 shares	)	66,902,098 shares	)	8,551,649 shares	)

N/A		N/A		N/A		N/A		N/A

N/A		N/A		$9.36		$10.49		$10.37
				($64,478,115	÷	($39,792,066	÷	($2,371,140	÷
				6,887,243 shares	)	3,794,286 shares	)	228,666 shares	)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	41

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the period ended July 31, 2021

	Government Fund	Government II Fund
Investment Income:
Interest income	$3,236	$765
Total investment income	3,236	765
Expenses:
Administration fees	4,855	1,736
Shareholder servicing fees — Class F Shares	10,726	3,040
Shareholder servicing fees — Class CAA Shares	15	—
Investment advisory fees	2,584	851
Trustees’ fees	88	24
Chief Compliance Officer fees	26	7
Printing fees	262	74
Custodian/Wire agent fees	132	37
Registration fees	62	16
Pricing fees	15	6
Other expenses	268	77
Total expenses	19,033	5,868
Less, waiver of:
Investment advisory fees	(762)	(495)
Administration fees	(4,723)	(1,689)
Shareholder servicing fees - Class CAA	(15)	—
Shareholder servicing fees - Class F	(10,727)	(3,040)
Net expenses	2,806	644
Net Investment Income (Loss)	430	121
Net Realized Gain (Loss) on/from:
Investments	25	28
Futures contracts	—	—
Net change in unrealized appreciation(depreciation) on/from:
Investments	—	—
Futures contracts	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$455	$149

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

42	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

Treasury II Fund	Ultra Short Duration Bond Fund	Short-Duration Government Fund	GNMA Fund

$ 104	$ 1,585	$ 2,965	$473
104	1,585	2,965	473

250	327	754	98
417	330	891	119
—	—	—	—
117	158	333	49
3	3	8	1
1	1	2	—
11	10	23	3
5	5	11	2
3	2	5	1
1	58	35	19
11	8	20	3
819	902	2,082	295

(69)	—	—	—
(207)	(85)	—	—
—	—	—	—
(417)	(224)	(311)	—
126	593	1,771	295
(22)	992	1,194	178

2	55	2,003	(507)
—	88	(52)	139

—	(585)	(3,976)	(517)
—	(85)	(1,156)	(94)
$ (20)	$ 465	$ (1,987)	$(801)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	43

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended July 31, 2021 (Unaudited) and the year ended January 31, 2021

	Government Fund
	2/1/21 - 7/31/21	2021
Operations:
Net investment Income (Loss)	$430	$18,002
Net realized gain on investments	25	324
Net increase (decrease) in net assets resulting from operations	455	18,326
Distributions:
Net investment income
Class F	(429)	(18,357)
Class CAA	(1)	(40)
Total distributions	(430)	(18,397)
Capital Share Transactions (All at $1.00 per share)
Class F:
Proceeds from shares issued	36,222,128	69,494,407
Reinvestment of dividends & distributions	238	10,387
Cost of shares redeemed	(36,299,645)	(66,714,724)
Net increase (decrease) from Class F Transactions	(77,279)	2,790,070
Class CAA:
Proceeds from shares issued	9,656	20,100
Reinvestment of dividends & distributions	1	40
Cost of shares redeemed	(11,145)	(25,392)
Net decrease from Class CAA Transactions	(1,488)	(5,252)
Net increase (decrease) in net assets from capital shares transactions	(78,767)	2,784,818
Net increase (decrease) in net assets	(78,742)	2,784,747
Net Assets:
Beginning of period	9,474,734	6,689,987
End of period	$9,395,992	$9,474,734

N/A — Not applicable.

The accompanying notes are an integral part of the financial statements.

44	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

Government II Fund		Treasury II Fund
2/1/21 - 7/31/21	2021	2/1/21 - 7/31/21	2021

$121	$5,842	$(22)	$1,239
28	115	2	42
149	5,957	(20)	1,281

(121)	(6,030)	(17)	(1,269)
N/A	N/A	N/A	N/A
(121)	(6,030)	(17)	(1,269)

3,184,353	5,923,932	555,538	1,427,958
51	2,327	12	715
(3,293,530)	(5,364,590)	(514,729)	(1,522,554)
(109,126)	561,669	40,821	(93,881)

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
(109,126)	561,669	40,821	(93,881)
(109,098)	561,596	40,784	(93,869)

2,553,183	1,991,587	307,851	401,720
$2,444,085	$2,553,183	$348,635	$307,851

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	45

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended July 31, 2021 (Unaudited) and the year ended January 31, 2021

	Ultra Short Duration Bond Fund
	2/1/21 - 7/31/21	2021
Operations:
Net investment income	$992	$4,110
Net realized gain (loss) on investments and futures contracts	143	1,060
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(670)	165
Net increase (decrease) in net assets resulting from operations	465	5,335
Distributions:
Net investment income
Class F	(921)	(3,512)
Class Y	(246)	(844)
Total distributions	(1,167)	(4,356)
Capital share transactions:
Class F:
Proceeds from shares issued	43,014	151,679
Reinvestment of dividends & distributions	772	2,886
Cost of shares redeemed	(49,643)	(142,368)
Net increase (decrease) from Class F transactions	(5,857)	12,197
Class Y:
Proceeds from shares issued	4,685	23,557
Reinvestment of dividends & distributions	241	807
Cost of shares redeemed	(2,871)	(15,096)
Net increase (decrease) from Class Y transactions	2,055	9,268
Net Increase (decrease) in net assets from capital share transactions	(3,802)	21,465
Net increase (decrease) in net assets	(4,504)	22,444
Net Assets:
Beginning of period	334,109	311,665
End of period	$329,605	$334,109
Capital Share Transactions:
Class F
Shares issued	4,591	16,276
Reinvestment of distributions	83	309
Shares redeemed	(5,298)	(15,254)
Net increase (decrease) in shares outstanding from Class F Share transactions	(624)	1,331
Class Y
Shares issued	500	2,531
Reinvestment of distributions	26	86
Shares redeemed	(307)	(1,618)
Net increase (decrease) in shares outstanding from Class Y Share transactions	219	999
Total increase (decrease) in shares outstanding from share transactions	(405)	2,330

The accompanying notes are an integral part of the financial statements.

46	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

Short-Duration Government Fund		GNMA Fund
2/1/21 - 7/31/21	2021	2/1/21 - 7/31/21	2021

$ 1,194	$7,116	$178	$953
1,951	14,057	(368)	550
(5,132)	2,500	(611)	655
(1,987)	23,673	(801)	2,158

(3,038)	(9,240)	(905)	(1,721)
(211)	(790)	(32)	(75)
(3,249)	(10,030)	(937)	(1,796)

83,578	393,227	19,956	90,667
2,334	7,149	811	1,518
(125,109)	(337,890)	(34,478)	(48,267)
(39,197)	62,486	(13,711)	43,918

2,435	31,614	328	4,665
204	689	32	74
(8,393)	(41,887)	(1,554)	(2,548)
(5,754)	(9,584)	(1,194)	2,191
(44,951)	52,902	(14,905)	46,109
(50,187)	66,545	(16,643)	46,471

791,786	725,241	107,693	61,222
$ 741,599	$791,786	$91,050	$107,693

7,939	37,302	1,908	8,562
222	676	78	143
(11,881)	(32,000)	(3,299)	(4,568)
(3,720)	5,978	(1,313)	4,137

231	2,992	31	442
19	65	3	7
(797)	(3,966)	(149)	(240)
(547)	(909)	(115)	209
(4,267)	5,069	(1,428)	4,346

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	47

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2021 (Unaudited) and the years ended January 31,

For a Share Outstanding Throughout the Year or Period

Net Asset Value, Beginning of Period		Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income		Total Dividends and Distributions		Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government Fund
Class F
2021@	$1.00	$—	$—	$—	$	—(2)	$	—(2)	$1.00	0.00%	$9,384,668	0.07%	0.44%	0.01%
2021	1.00	—	—	—		—(2)		—(2)	1.00	0.23	9,461,922	0.18	0.45	0.19
2020	1.00	0.02	—	0.02		(0.02)		(0.02)	1.00	1.95	6,671,923	0.20	0.46	1.95
2019	1.00	0.02	—	0.02		(0.02)		(0.02)	1.00	1.70	10,068,739	0.20	0.46	1.72
2018	1.00	0.01	—	0.01		(0.01)		(0.01)	1.00	0.74	7,277,766	0.20	0.45	0.74
2017	1.00	—	—	—		—(2)		—(2)	1.00	0.19	7,875,681	0.20	0.56	0.21
Class CAA
2021@	$1.00	$—	$—	$—	$	—(2)	$	—(2)	$1.00	0.00%	$11,324	0.07%	0.44%	0.01%
2021	1.00	—	—	—		—(2)		—(2)	1.00	0.23	12,812	0.18	0.45	0.24
2020	1.00	0.02	—	0.02		(0.02)		(0.02)	1.00	1.95	18,064	0.20	0.46	1.95
2019	1.00	0.02	—	0.02		(0.02)		(0.02)	1.00	1.70	21,612	0.20	0.46	1.65
2018	1.00	0.01	—	0.01		(0.01)		(0.01)	1.00	0.74	31,525	0.20	0.45	0.74
2017	1.00	—	—	—		—(2)		—(2)	1.00	0.19	26,885	0.20	0.32	0.18
Government II Fund
Class F
2021@	$1.00	$—	$—	$—	$	—(2)	$	—(2)	$1.00	0.00%	$2,444,085	0.05%	0.48%	0.01%
2021	1.00	—	—	—		—(2)		—(2)	1.00	0.27	2,553,183	0.18	0.48	0.24
2020	1.00	0.02	—	0.02		(0.02)		(0.02)	1.00	1.97	1,991,587	0.20	0.49	1.95
2019	1.00	0.02	—	0.02		(0.02)		(0.02)	1.00	1.76	1,808,839	0.20	0.49	1.73
2018	1.00	0.01	—	0.01		(0.01)		(0.01)	1.00	0.76	2,177,761	0.20	0.49	0.76
2017	1.00	—	—	—		—(2)		—(2)	1.00	0.19	2,051,398	0.20	0.53	0.19
Treasury II Fund
Class F
2021@	$1.00	$—	$—	$—	$	—(2)	$	—(2)	$1.00	0.00%	$348,635	0.08%	0.49%	0.00%
2021	1.00	—	—	—		—(2)		—(2)	1.00	0.27	307,851	0.19	0.49	0.30
2020	1.00	0.02	—	0.02		(0.02)		(0.02)	1.00	1.95	401,720	0.20	0.49	1.94
2019	1.00	0.02	—	0.02		(0.02)		(0.02)	1.00	1.75	594,915	0.20	0.49	1.73
2018	1.00	0.01	—	0.01		(0.01)		(0.01)	1.00	0.74	553,712	0.20	0.50	0.75
2017	1.00	—	—	—		—(2)		—(2)	1.00	0.15	523,306	0.20	0.58	0.14

*	Per share calculations were performed using average shares.
@	For the six month period ended July 31, 2021. All ratios for the period have been annualized.
†

Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)

The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense limitation figures.

(2)	Amount represents less than $0.005 per share.

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

48	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2021 (Unaudited) and the years ended January 31,

For a Share Outstanding Throughout the Year or Period

Net Asset Value, Beginning of Period		Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Ultra Short Duration Bond Fund
Class F
2021@	$9.38	$0.03	$(0.02)	$0.01	$(0.03)	$—	$(0.03)	$9.36	0.13%	$265,127	0.38%	0.60%	0.59%	35%
2021	9.36	0.12	0.03	0.15	(0.13)	—	(0.13)	9.38	1.61	271,550	0.38	0.58	1.29	73
2020	9.31	0.23	0.05	0.28	(0.23)	—	(0.23)	9.36	3.06	258,558	0.38	0.59	2.44	70
2019	9.32	0.20	—	0.20	(0.21)	—	(0.21)	9.31	2.13	256,372	0.38	0.59	2.15	71
2018	9.31	0.13	0.02	0.15	(0.14)	—	(0.14)	9.32	1.58	262,023	0.38	0.59	1.38	59
2017	9.29	0.09	0.03	0.12	(0.10)	—	(0.10)	9.31	1.33	264,997	0.38	0.68	0.99	89
Class Y
2021@	$9.38	$0.03	$(0.01)	$0.02	$(0.04)	$—	$(0.04)	$9.36	0.17%	$64,478	0.30%	0.35%	0.67%	35%
2021	9.37	0.13	0.02	0.15	(0.14)	—	(0.14)	9.38	1.58	62,559	0.30	0.33	1.36	73
2020	9.31	0.24	0.06	0.30	(0.24)	—	(0.24)	9.37	3.25	53,107	0.30	0.34	2.52	70
2019	9.33	0.21	(0.02)	0.19	(0.21)	—	(0.21)	9.31	2.11	49,571	0.30	0.34	2.23	71
2018	9.32	0.14	0.01	0.15	(0.14)	—	(0.14)	9.33	1.67	48,136	0.30	0.34	1.46	59
2017	9.29	0.10	0.04	0.14	(0.11)	—	(0.11)	9.32	1.52	45,048	0.30	0.43	1.06	89
Short-Duration Government Fund
Class F
2021@	$10.56	$0.02	$(0.05)	$(0.03)	$(0.04)	$—	$(0.04)	$10.49	(0.24)%	$701,807	0.48%	0.57%	0.31%	75%
2021	10.38	0.09	0.22	0.31	(0.13)	—	(0.13)	10.56	3.01	745,950	0.48	0.57	0.88	287
2020	10.22	0.18	0.18	0.36	(0.20)	—	(0.20)	10.38	3.54	670,769	0.48	0.58	1.78	230
2019	10.27	0.18	(0.03)	0.15	(0.20)	—	(0.20)	10.22	1.48	642,331	0.48	0.58	1.75	86
2018	10.43	0.15	(0.14)	0.01	(0.17)	—	(0.17)	10.27	0.13	696,751	0.48	0.59	1.42	169
2017	10.49	0.10	(0.04)	0.06	(0.12)	—	(0.12)	10.43	0.54	796,540	0.48	0.67	0.91	539
Class Y
2021@	$10.56	$0.02	$(0.04)	$(0.02)	$(0.05)	$—	$(0.05)	$10.49	(0.16)%	$39,792	0.32%	0.32%	0.47%	75%
2021	10.38	0.11	0.22	0.33	(0.15)	—	(0.15)	10.56	3.17	45,836	0.32	0.32	1.04	287
2020	10.22	0.20	0.17	0.37	(0.21)	—	(0.21)	10.38	3.69	54,472	0.33	0.33	1.93	230
2019	10.27	0.19	(0.03)	0.16	(0.21)	—	(0.21)	10.22	1.63	49,948	0.34	0.34	1.56	86
2018	10.43	0.16	(0.13)	0.03	(0.19)	—	(0.19)	10.27	0.27	51,495	0.34	0.34	1.56	169
2017	10.49	0.11	(0.04)	0.07	(0.13)	—	(0.13)	10.43	0.64	48,808	0.38	0.43	1.02	539
GNMA Fund
Class F
2021@	$10.55	$0.02	$(0.10)	$(0.08)	$(0.10)	$—	$(0.10)	$10.37	(0.78)%	$88,679	0.61%	0.61%	0.35%	223%
2021	10.44	0.11	0.22	0.33	(0.22)	—	(0.22)	10.55	3.16	104,074	0.58	0.58	1.05	392
2020	10.20	0.24	0.28	0.52	(0.28)	—	(0.28)	10.44	5.15	59,818	0.58	0.58	2.33	225
2019	10.24	0.25	—	0.25	(0.29)	—	(0.29)	10.20	2.54	65,412	0.58	0.58	2.48	134
2018	10.47	0.24	(0.18)	0.06	(0.29)	—	(0.29)	10.24	0.58	75,582	0.60	0.60	2.32	204
2017	10.82	0.16	(0.16)	0.00	(0.21)	(0.14)	(0.35)	10.47	0.04	116,057	0.63	0.67	1.48	718
Class Y
2021@	$10.55	$0.03	$(0.10)	$(0.07)	$(0.11)	$—	$(0.11)	$10.37	(0.64)%	$2,371	0.36%	0.36%	0.62%	223%
2021	10.44	0.14	0.22	0.36	(0.25)	—	(0.25)	10.55	3.42	3,619	0.33	0.33	1.31	392
2020	10.20	0.27	0.27	0.54	(0.30)	—	(0.30)	10.44	5.35	1,403	0.33	0.33	2.58	225
2019	10.23	0.29	—	0.29	(0.32)	—	(0.32)	10.20	2.88	1,323	0.32	0.32	2.84	134
2018	10.46	0.27	(0.18)	0.09	(0.32)	—	(0.32)	10.23	0.82	76	0.36	0.36	2.56	204
2017	10.81	0.18	(0.15)	0.03	(0.24)	(0.14)	(0.38)	10.46	0.25	47	0.42	0.43	1.69	718

*	Per share calculations were performed using average shares.
@	For the six month period ended July 31, 2021. All ratios for the period have been annualized.
†

Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	49

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2021

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with six operational Funds: the Government, Government II, and Treasury II (each a “Fund,” collectively, the “Money Market Funds”), the Ultra Short Duration Bond, Short-Duration Government and GNMA (each a “Fund,” collectively, the “Fixed Income Funds”). The Trust is registered to offer: Class F shares of the Funds; and Class CAA shares of the Government Fund and Class Y shares of the Fixed Income Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. The Money Market Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on an exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Fixed Income Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2021, there were no fair valued securities held by the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

50	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended July 31, 2021, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

It is the Funds’ policy to present the repurchase agreements contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the repurchase agreements contracts. Refer to each Fund’s Schedule of Investments for details regarding repurchase agreements contracts as of July 31, 2021, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fixed Income Funds utilized futures contracts during the period ended July 31, 2021. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2021

Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding open future contracts as of July 31, 2021, if applicable. The fair value of interest rate futures contracts held in the Fixed Income Funds can be found on the Statements of Assets and Liabilities under the captions Receivable for Variation Margin and Payable for Variation Margin. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation/ depreciation of futures contracts are reported in the respective Fixed Income Funds’ Schedule of Investments. Realized gains or losses on interest rate futures contracts related to the Fixed Income Funds are recognized on the Statements of Operations as part of Net Realized Gain (Loss) on Futures Contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as Net Unrealized Gain (Loss) on Futures Contracts.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund’s investment in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price.

Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the Counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at year end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. There were no outstanding swap agreements as of July 31, 2021.

Options Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded

52	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There were no outstanding options contracts as of July 31, 2021.

TBA Purchase Commitments — To the extent consistent with its Investment Objective and Strategies, a Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO and CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO and CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO and CLO securities as a class.

The risks of an investment in a CDO and CLO depend largely on its class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs and CLOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs and CLOs, allowing a CDO and CLO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs and CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities — Throughout the year, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At July 31, 2021, the Funds did not own any restricted securities except for those designated as 144A on the schedules of investments.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2021

Classes — Class-specific expenses are borne by that class of shares. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND CUSTODIAN AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements — SEI Investments Management Corporation (“SIMC”) serves as each Fund’s investment adviser (the “Adviser”) and ”manager of managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder services may receive compensation thereof.

Such plans provide fees payable to the Distributor up to the amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Money Market Funds’ Administrator and/or the Distributor have contractually agreed to waive fees or reimburse expenses for each Money Market Fund until May 31, 2022, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees’ fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Money Market Fund’s total operating costs exceed the applicable thresholds and will not affect the Money Market Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Money Market Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Money Market Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by a fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Fixed Income Funds’ Adviser, Administrator and/or Distributor are limited to the Fixed Income Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Fixed Income Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

54	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

The following is a summary of annual fees payable to the Adviser, and Distributor and the expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Expense Limitations
Government Fund
Class F	0.07%	0.25%	0.20%(3)
Class CAA	0.07%	0.25%	0.20%(3)
Government II Fund
Class F	0.07%	0.25%	0.20%(2)
Treasury II Fund
Class F	0.07%	0.25%	0.20%(2)
Ultra Short Duration Bond Fund
Class F	0.10%(4)	0.25%	0.38%(1)
Class Y	0.10%(4)	–%	0.30%(1)
Short-Duration Government Fund
Class F	0.09%(5)	0.25%	0.48%(1)
Class Y	0.09%(5)	–%	0.38%(1)
GNMA Fund
Class F	0.09%(5)	0.25%	0.63%(1)
Class Y	0.09%(5)	–%	0.43%(1)

(1)	Represents a voluntary cap that may be discontinued at any time.
(2)	Represents a contractual cap effective through May 31, 2022, to be changed only by board approval.
(3)

Represents a contractual cap of .25%, effective through May 31, 2022, to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20% that may be discontinued at any time.

(4)

The Adviser receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund. The fee is calculated based on the net assets of the Ultra Short Duration Bond Fund.

(5)

The Adviser receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government and GNMA Funds. The fee is a blended percentage and is calculated based on the combined assets of these Funds.

The following is a summary of annual fees payable to the Administrator:

	Administration Fees
	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Government Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Government II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Treasury II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Ultra Short Duration Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short-Duration Government Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
GNMA Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class F of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time.

The Administrator and Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets. The following table shows the waivers by class for the period ended July 31, 2021 ($ Thousands):

Administration Fee Waiver

Government Fund

Class F	$5,779
Class CAA	8

Government II Fund
Class F	1,788

Treasury II Fund
Class F	208

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2021

Pursuant to the “manager of managers” structure, the Board of Trustees approved BlackRock Advisors, LLC as sub-adviser to the Money Market Funds, MetLife Investment Management, LLC. serves as a sub-adviser to the Ultra Short Duration Bond Fund and Wellington Management Company, LLP (“Wellington LLP”) serves as sub-adviser to the Fixed Income Funds. Each sub-adviser is party to an investment sub-advisory agreement with the Advisor. For its services to the Funds, the sub-advisers are entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an inter-fund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Inter-fund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate. For the period ended July 31, 2021, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended July 31, 2021, were as follows for the Fixed Income Funds:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)

Ultra Short Duration Bond Fund
Purchases	$5,756	$67,517	$73,273
Sales	10,652	59,990	70,642

Short-Duration Government Fund
Purchases	511,703	14,819	526,522
Sales	500,472	658	501,130

GNMA Fund
Purchases	215,587	–	215,587
Sales	228,139	108	228,247

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The tax character of dividends and distributions paid during the fiscal years ended January 31, 2021 or January 31, 2020 (unless otherwise indicated) was as follows:

		Ordinary Income ($ Thousands)	Total ($ Thousands)
Government Fund
	2021	$18,397	$18,397
	2020	147,556	147,556
Government II Fund
	2021	6,030	6,030
	2020	39,078	39,078
Treasury II Fund
	2021	1,269	1,269
	2020	9,909	9,909
Ultra Short Duration Bond Fund
	2021	4,356	4,356
	2020	7,697	7,697
Short-Duration Government Fund
	2021	10,030	10,030
	2020	13,648	13,648
GNMA Fund
	2021	1,796	1,796
	2020	1,739	1,739

56	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

As of January 31, 2021, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Government Fund	$83	$—	$—	$—	$—	$(2)	$(75)	$6
Government II Fund	23	—	—	—	—	—	(20)	3
Treasury II Fund	43	—	—	—	—	—	(5)	38
Ultra Short Duration Bond Fund	223	—	(5,291)	—	—	1,384	(314)	(3,998)
Short-Duration Government Fund	1,287	—	(5,467)	(707)	—	8,516	(1,601)	2,028
GNMA Fund	127	—	(3,150)	(82)	—	2,006	(128)	(1,227)

The other temporary differences in the current year are primarily attributable to Treasury straddle loss deferral and wash sales.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended January 31, 2021, the Funds did not utilize capital loss carryforwards to offset capital gains.

At January 31, 2021, the following Funds had capital loss carryforwards to offset future realized capital gains:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Ultra Short Duration Bond Fund	$–	$5,291	$5,291

Short-Duration Government Fund	–	5,467	5,467

GNMA Fund	2,199	951	3,150

Post October losses represent losses realized on investment transactions from November 1, 2020 through December 31, 2020, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year.

During the fiscal year ended July 31, 2021, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at July 31, 2021, and net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Fixed Income Funds at July 31, 2021, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Ultra Short Duration Bond Fund	$ 331,455	$ 991	$ (192)	$ 799
Short-Duration Government Fund	796,364	6,875	(2,308)	4,567
GNMA Fund	102,889	1,945	(418)	1,527

Management has analyzed the Funds’ tax positions taken on the federal tax returns for all open tax years and has concluded that as of July 31, 2021, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The following is not intended to be a complete discussion of the risks associated with investing in a fund. Please review each Fund’s prospectus for additional disclosures regarding principal risks associated with investing in a fund.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	57

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2021

Asset-Backed Securities Risk — The Ultra Short Duration Bond Fund is subject to asset-backed securities risk, whereas payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Commercial Paper Risk — The Ultra Short Duration Bond Fund is subject to commercial paper risk. Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Corporate Fixed Income Risk — The Ultra Short

Duration Bond Fund is subject to corporate fixed income risk. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The Funds are all subject to the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Additionally, if the Funds have uninvested cash, the Funds are subject to the risk that the depository institution holding the uninvested cash will be unable to repay the cash held.

Derivatives Risk — The Fixed Income Funds’ use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative instrument may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts is also subject to credit risk and valuation risk. Valuation 59 SEI Daily Income Trust / Semi-Annual Report / July 31, 2021 risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fixed Income Funds’ use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fixed Income Funds may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Extension Risk — The Funds are subject to the risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Market Risk — The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well

58	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

as changes in currency valuations relative to the U.S. dollar. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Funds’ value may fluctuate and/or the Funds may experience increased redemptions from shareholders, which may impact the Funds’ liquidity or force the Funds to sell securities into a declining or illiquid market.

Foreign Issuer Risk — The Ultra Short Duration Bond Fund is subject to the risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Interest Rate Risk — The Money Market Funds’ are subject to the risk that the Fund’s yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund’s yield will also be low. It is possible that the Funds will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). This could impair the Fund’s ability to provide a positive yield and maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of the fixed-income securities held by the Fund. As a result, it is possible that the Fund would, during the conditions, maintain a substantial portion of its assets in cash, on which it may earn little, if any, income.

The Fixed Income Funds’ are subject to the risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Funds invest. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The Fixed Income Funds are subject to the risk that a Funds’ investments in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Leverage Risk — The Fixed Income Funds’ use of derivatives or investments in repurchase agreements may result in the Funds’ total investment exposure substantially exceeding the value of its portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The Funds are subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk — The Fixed Income Funds are subject to mortgage-backed securities risk. Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Funds’ expectations. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by a fund.

Opportunity Risk — The Funds are subject to the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	59

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

July 31, 2021

Prepayment Risk — The Fixed Income Funds are subject to the risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Funds to invest the proceeds at generally lower interest rates.

Portfolio Turnover Risk — Due to their investment strategies, the Short-Duration Government Fund and GNMA Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Funds’ performance.

Redemption Risk — The Money Market Funds may experience periods of heavy redemptions that could cause the Funds to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Funds’ ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Funds to suspend redemptions and liquidate completely.

Repurchase Agreement Risk — The Funds are subject to repurchase agreement risk. Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Funds’ recovery of collateral.

U.S. Government Securities Risk — The Funds are subject to U.S. Government securities risk. Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

7. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of July 31, 2021, SPTC held of record the following:

Government Fund, Cl CAA	100.00%
Government Fund, Cl F	55.28%
Government II Fund	50.04%
Treasury II Fund	98.65%
Ultra Short Duration Bond Fund, Cl F	96.96%
Ultra Short Duration Bond Fund, Cl Y	88.77%
Short-Duration Government Fund, Cl F	97.68%
Short-Duration Government Fund, Cl Y	19.32%
GNMA Fund, Cl F	87.93%
GNMA Fund, Cl Y	99.19%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

8. REGULATORY MATTERS

LIBOR Replacement — The elimination of the London Inter-Bank Offered Rate (LIBOR) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will vary depending on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks

60	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

9. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of July 31, 2021.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	61

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2021

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (February 1, 2021 to July 31, 2021).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 2/1/21	Ending Account Value 7/31/21	Annualized Expense Ratios	Expenses Paid During Period *
Government Fund
Actual Fund Return
Class F	$1,000.00	$1,000.00	0.07%	$0.35
Class CAA	1,000.00	1,000.00	0.07	0.35
Hypothetical 5% Return
Class F	$1,000.00	$1,000.00	0.07%	$0.35
Class CAA	1,000.00	1,000.00	0.07	0.35
Government II Fund
Actual Fund Return
Class F	$1,000.00	$1,000.00	0.05%	$0.25
Hypothetical 5% Return
Class F	$1,000.00	$1,000.00	0.05%	$0.25

	Beginning Account Value 2/1/21	Ending Account Value 7/31/21	Annualized Expense Ratios	Expenses Paid During Period *
Treasury II Fund
Actual Fund Return
Class F	$1,000.00	$1,000.00	0.08%	$0.40
Hypothetical 5% Return
Class F	$1,000.00	$1,000.00	0.08%	$0.40
Ultra Short Duration Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,001.30	0.38%	$1.89
Class Y	1,000.00	1,001.70	0.30	1.49
Hypothetical 5% Return
Class F	$1,000.00	$1,022.91	0.38%	$1.91
Class Y	1,000.00	1,023.31	0.30	1.51

62	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

	Beginning Account Value 2/1/21	Ending Account Value 7/31/21	Annualized Expense Ratios	Expenses Paid During Period *
Short-Duration Government Fund
Actual Fund Return
Class F	$1,000.00	$997.60	0.48%	$2.38
Class Y	1,000.00	998.40	0.32	1.59
Hypothetical 5% Return
Class F	$1,000.00	$1,022.41	0.48%	$2.41
Class Y	1,000.00	1,023.21	0.32	1.61
GNMA Fund
Actual Fund Return
Class F	$1,000.00	$992.20	0.61%	$3.10
Class Y	1,000.00	993.60	0.36	1.78
Hypothetical 5% Return
Class F	$1,000.00	$1,021.77	0.61%	$3.06
Class Y	1,000.00	1,023.01	0.36	1.81

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	63

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LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the SIMC Liquidity Risk Oversight Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 23, 2021, the Trustees received a report from the SIMC Liquidity Risk Oversight Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The SIMC Liquidity Risk Oversight Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on December 1, 2018. The SIMC Liquidity Risk Oversight Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The SIMC Liquidity Risk Oversight Committee further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	65

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited)

SEI Daily Income Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the March 22-24, 2021 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, certain Sub-Advisory Agreements were renewed at a meeting of the Board held during the course of the Trust’s fiscal year on March 22-24, 2021. In each case, the

66	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

Board’s renewal was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meeting, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap, as well as SIMC’s and its affiliates’ contractual waiver of certain other fees with respect to the Government, Government II and Treasury II Funds to prevent total Fund operating expenses from exceeding a specified cap, and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2021	67

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited) (Concluded)

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

68	SEI Daily Income Trust / Semi-Annual Report / July 31, 2021

SEI DAILY INCOME TRUST SEMI-ANNUAL REPORT JULY 31, 2021

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Glenn Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-037 (7/21)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: October 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: October 5, 2021

By:	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO
Date: October 5, 2021